                             JANUS INVESTMENT FUND
                                 [JANUS LOGO]


FONDOS DE RENTA VARIABLE NACIONALES                        FONDOS DE RENTA FIJA
Janus Fund                                                 Janus Strategic Value Fund
Janus Enterprise Fund                                      Janus Flexible Income
Janus Mercury Fund                                         Janus Growth and Income Fund
Janus Olympus Fund                                         Janus Federal Tax-Exempt Fund
Janus Special Situations Fund                              Janus Balanced Fund
                                                           Janus High-Yield Fund
FONDOS DE RENTA VARIABLE MUNDIALES/INTERNACIONALES         Janus Equity Income Fund
                                                           Janus Short-Term Bond Fund
Janus Worldwide Fund
Janus Global Life Sciences Fund



DECLARACION DE INFORMACION ADICIONAL
31 DE ENERO DEL 2000
100 Fillmore Street
Denver, CO 80206-4928
(800) 525-3713


Esta Declaracion de Informacion Adicional ("DIA") se refiere a los fondos indicados anteriormente, cada uno de los cuales es una serie por separado de Janus Investment Fund, un fideicomiso comercial de Massachusetts.

La presente DIA no es un Prospecto y debe leerse conjuntamente con los Prospectos de los Fondos de fecha 31 de enero del 2000, los cuales se incorporan por referencia a esta DIA y pueden obtenerse del Fideicomiso llamando o escribiendo al numero de telefono o direccion que se indican con anterioridad. Esta DIA contiene informacion adicional o mas detallada que los Prospectos acerca de las operaciones y actividades de los Fondos. Los Informes Anuales, los cuales contienen informacion financiera importante acerca de los Fondos, se incorporan por referencia a esta DIA y estan tambien disponibles, sin cargo alguno, llamando o escribiendo al numero de telefono o direccion senalados con anterioridad.

ESTE DOCUMENTO SE PRESENTA SOLAMENTE PARA EFECTOS INFORMATIVOS, SIENDO LA DECLARACION DE INFORMACION ADICIONAL ("DIA") EN INGLES LA DIA OFICIAL PARA TODOS LOS EFECTOS.

JANUS

INDICE


Clasificacion, Administracion de Cartera,
Politicas y Restricciones de Inversion
y Estrategias y Riesgos de Inversion........................................   2

Asesor de Inversiones.......................................................  43

Custodio, Agente de Transferencias y Ciertas Afiliaciones...................  49

Transacciones en Cartera y Comisiones de Intermediacion.....................  51

Administradores Fiduciarios y Funcionarios..................................  58

Compra de Acciones..........................................................  68
  Determinacion del Valor Neto Patrimonial..................................  68
  Reinversion de Dividendos y Distribucion..................................  70

Redencion de Acciones.......................................................  71

Cuentas de los Accionistas..................................................  72
  Transacciones por Telefono................................................  72
  Redenciones Sistematicas..................................................  72

Cuentas con Diferimiento de Impuestos.......................................  73

Dividendos, Distribucion de Ganancias de Capital
y Categorizacion Tributaria.................................................  75

Accionistas Principales.....................................................  77

Informacion Miscelanea......................................................  79
  Acciones del Fideicomiso..................................................  80
  Asambleas de Accionistas..................................................  80
  Derechos de Voto..........................................................  81
  Opcion de Cartera Maestra/Fondo Alimentador...............................  81
  Contadores Independientes.................................................  82
  Declaracion de Registro...................................................  82

Informacion de Desempeno....................................................  83

Estados Financieros.........................................................  86

Apendice A..................................................................  87

1

CLASIFICACION, ADMINISTRACION DE CARTERA, POLITICAS Y RESTRICCIONES
DE INVERSION Y ESTRATEGIAS Y RIESGOS DE INVERSION
-------------------------------------------------------------------------------

CLASIFICACION

Cada Fondo es una serie del Fideicomiso, una compania de administracion de inversiones de capital variable. La Ley de Companias de Inversion de 1940 (la "Ley de 1940") (Investment Company Act) clasifica a los fondos mutuos como diversificados o no diversificados. El Janus Enterprise Fund, el Janus Olympus Fund, el Janus Special Situations Fund, el Janus Strategic Value Fund y el Janus Global Life Sciences Fund son fondos no diversificados. Cada uno de estos Fondos se reserva el derecho de convertirse en un fondo diversificado limitando las inversiones en las cuales mas del 5% de sus activos totales estan invertidos.
El Janus Fund, el Janus Mercury Fund, el Janus Worldwide Fund, el Janus Balanced Fund, el Janus Equity Income Fund, el Janus Growth and Income Fund, el Janus Flexible Income Fund, el Janus High-Yield Fund, el Janus Federal Tax-Exempt Fund y el Janus Short-Term Bond Fund son fondos diversificados.

ADMINISTRACION DE CARTERA

Los Prospectos incluyen una explicacion de las politicas de administracion de cartera. La administracion de cartera se calcula dividiendo el valor menor que resulte de comparar las compras o ventas totales entre el valor mensual promedio de los valores en cartera de un Fondo. La tabla a continuacion resume las tasas de administracion de cartera para los periodos fiscales indicados. La informacion a continuacion es para los anos fiscales finalizados el 31 de octubre.

Nombre del Fondo                                               1999         1998
--------------------------------------------------------------------------------
Janus Fund...................................................   63%          70%
Janus Enterprise Fund........................................   98%         134%
Janus Mercury Fund...........................................   89%         105%
Janus Olympus Fund...........................................   91%         123%
Janus Special Situations Fund................................  104%         117%
Janus Strategic Value Fund(1)................................   N/A          N/A
Janus Growth and Income Fund.................................   43%          95%
Janus Balanced Fund..........................................   64%          73%
Janus Equity Income Fund.....................................   81%         101%
Janus Worldwide Fund.........................................   68%          86%
Janus Global Life Sciences Fund(2)...........................  235%          N/A
Janus Flexible Income Fund...................................  119%         148%
Janus Federal Tax-Exempt Fund................................   62%         227%
Janus High-Yield Fund........................................  310%         336%
Janus Short-Term Bond Fund...................................  101%         101%

(1) El Fondo no habia comenzado sus operaciones al 31 de octubre de 1999.

(2) El Fondo no habia comenzado sus operaciones al 31 de octubre de 1998.

               Para el ano finalizado el 31 de octubre de 1999, el incremento substancial en la administracion de cartera para el Janus Global Life Sciences Fund es atribuible principalmente a una mayor actividad de compra y venta como resultado de un aumento en los activos. Con respecto al Janus Federal Tax-Exempt Fund para el ano fiscal finalizado el 31 de octubre de 1999, la administracion de cartera mas baja es atribuible principalmente a una menor actividad de compra y venta en la cartera.

POLITICAS Y RESTRICCIONES DE INVERSION APLICABLES A TODOS LOS FONDOS

               Los Fondos estan sujetos a ciertas politicas y restricciones fundamentales que no pueden ser cambiadas sin la aprobacion de los accionistas. La aprobacion de los accionistas significa la aprobacion por la suma que resulte menor de (i) mas del 50% de los valores con derecho al voto en circulacion del Fideicomiso
               (o un determinado Fondo si un asunto concierne solo a ese Fondo),
               o (ii) el 67% o mas de los valores con derecho al voto que esten presentes en una asamblea si los titulares de mas del 50% de los valores con derecho a voto en circulacion del Fideicomiso (o de un determinado Fondo) esten presentes o representados por apoderados. Como politicas fundamentales, ningun Fondo podra:

(1) Ser propietario de mas del 10% de los valores con derecho al voto en circulacion de una sola entidad emisora y, en cuanto al cincuenta por ciento (50%) del valor de sus activos totales para los Fondos no diversificados y en cuanto al setenta y cinco por ciento (75%) del valor de los activos totales de los Fondos diversificados, no podra comprar los valores de una sola entidad emisora (con excepcion de partidas en efectivo y "valores gubernamentales", segun se definen en la Ley de 1940 y sus reformas), si, inmediatamente despues y como resultado de tal compra, el valor de las tenencias de un Fondo en los valores de tal entidad emisora excede el 5% del valor de los activos totales de tal Fondo.

Con respecto al 50% restante del valor de sus activos totales, los Fondos no diversificados podran invertir en los valores de hasta un minimo de dos entidades emisoras.

(2) Invertir el 25% o mas del valor de sus activos totales en una industria en particular (que no sean valores del gobierno de los EE.UU.). Esta politica no se aplica al Janus Global Life Sciences Fund. Esta politica no se aplica al Janus Federal Tax-Exempt Fund solo con respecto a las obligaciones municipales. Para efectos unicamente de esta limitacion, los bonos de desarrollo industrial emitidos por usuarios no gubernamentales no deberan considerarse obligaciones municipales. Los bonos de desarrollo industrial deberan clasificarse conforme a la industria de la entidad que tiene responsabilidad final del pago del capital y los intereses sobre la obligacion.

(3) Invertir directamente en bienes raices o intereses en bienes raices; sin embargo, los Fondos podran poseer valores de deuda o de ingreso variable emitidos por companias que se dedican a tales negocios.

(4) Comprar o vender productos basicos (commodities) fisicos que no sean divisas a menos que los mismos sean adquiridos como resultado de la propiedad de valores (pero esta limitacion no impedira que los Fondos compren o vendan opciones, futuros, permutas financieras ("swaps") y contratos a plazo o que inviertan en valores u otros instrumentos respaldados por productos basicos fisicos).

(5) Prestar cualquier valor o hacer cualquier otro prestamo si, como resultado de esto, mas del 25% de los activos totales del Fondo quedaran prestados a otras partes (pero esta limitacion no se aplica a las compras de papel comercial, valores de deuda o acuerdos de recompra).

(6) Actuar como suscriptora de valores emitidos por otros, excepto en la medida en que el Fondo puede ser considerado una subscriptora en relacion con la enajenacion de valores en cartera del Fondo.

Como politica fundamental, no obstante cualquier otra politica o limitacion de inversion (sea o no fundamental), cada Fondo podra invertir todos sus activos en los valores de una sola compania de administracion de inversiones de capital variable que tenga sustancialmente los mismos objetivos, politicas y limitaciones de inversion fundamentales que dicho Fondo.

Los Administradores Fiduciarios han adoptado restricciones de inversion adicionales para los Fondos. Estas restricciones son politicas operativas de los Fondos y pueden ser cambiadas por los Administradores Fiduciarios sin la aprobacion de los accionistas. Las restricciones de inversion adicionales adoptadas por los Administradores Fiduciarios hasta la fecha incluyen las siguientes:

(a) Un Fondo no (i) celebrara ningun contrato de futuros y opciones conexas para fines que no sean transacciones de cobertura autenticas conforme al significado contenido en los reglamentos de la Comision de Compraventa de Futuros de Productos Basicos (Commodity Futures Trading Commission, CFTC) si el margen y las primas iniciales en conjunto que son necesarios para establecer posiciones en contratos de futuros y opciones conexas que no estan dentro de la definicion de transacciones de cobertura autenticas excedieran el 5% del valor justo de mercado del activo neto de un Fondo, despues de tomar en cuenta ganancias no materializadas y perdidas no materializadas sobre cualesquier tales contratos que haya celebrado; ni (ii) celebrara cualesquier contratos de futuros si el monto total de tales compromisos del Fondo bajo posiciones de contratos de futuros pendientes excediera el valor de mercado de sus activos totales.

(b) En la actualidad, los Fondos no se proponen vender valores a corto plazo, a menos que posean o tengo el derecho de obtener valores que sean del tipo y monto equivalentes a cualquiera contraprestacion adicional para los mismos, disponiendose que las transacciones en futuros, opciones, permutas financieras y contratos a plazo no seran consideradas como ventas de valores en descubierto.

(c) En la actualidad, los Fondos no se proponen comprar valores a margen, excepto que los Fondos pudieran obtener aquellos creditos a corto plazo que puedan ser necesarios para la compensacion de transacciones y siempre que los pagos a la cuenta de margen y otros depositos en relacion con transacciones en futuros, opciones, permutas financieras y contratos a plazo, disponiendose que las transacciones en futuros, opciones, permutas financieras y contratos a plazo no seran consideradas como compras de valores a cuenta de margen.

(d) Un Fondo no podra hipotecar o pignorar cualesquier valores que le pertenezcan o que sean mantenidos por tal Fondo en montos que excedan, en conjunto, el 15% del valor neto patrimonial de tal Fondo, disponiendose que esta limitacion no se aplica a acuerdos de recompra inversa, depositos de activos a la cuenta de margen, posiciones de garantia en futuros, opciones, permutas financieras o contratos a plazo, o la separacion de activos en relacion con tales contratos.

(e) Los Fondos podran obtener prestamos de dinero para fines temporales o de emergencia (no para apalancamiento (leveraging) o inversion) en un monto que no exceda el 25% del valor de sus respectivos activos totales (incluyendo el monto obtenido en prestamo) menos los pasivos (que no sean prestamos). Si los prestamos exceden el 25% del valor de los activos totales de un Fondo debido a una baja en el activo neto, el Fondo reducira sus prestamos dentro de tres dias habiles en la medida necesaria para cumplir con la limitacion del 25%. Esta politica no prohibira acuerdos de recompra inversa, depositos de activos para la cuenta de margen, posiciones de garantia en futuros, opciones, permutas financieras o contratos a plazo, o la separacion de activos en relacion con tales contratos.

(f) En la actualidad, los Fondos no se proponen comprar ningun valor o celebrar ningun acuerdo de recompra si, como resultado, mas del 15% de su activo neto respectivo quedara invertido en acuerdos de recompra que no den derecho al tenedor al pago del capital e intereses dentro de siete dias y en valores que sean irrealizables en virtud de restricciones legales o contractuales sobre la reventa o la ausencia de un mercado facilmente disponible. Los Administradores Fiduciarios, o el asesor de inversiones de los Fondos, actuando conforme a instrucciones recibidas de los Administradores Fiduciarios, podran determinar que existe un mercado facilmente disponible para valores elegibles para la reventa al tenor de la Regla 144A conforme a la Ley de Valores (Securities Act) de 1993 ("Valores de la Regla 144A") o cualquiera sucesora a dicha regla, papel comercial emitido de conformidad con la Seccion 4(2) y obligaciones de arrendamiento municipales. Por lo tanto, es posible que tales valores no esten sujetos a la limitacion antedicha.

(g) Los Fondos no podran invertir en companias con el objeto de ejercer control de su administracion.

Conforme a los terminos de una orden de exencion recibida de la Comision de Valores y Bolsa (Securities and Exchange Commission, SEC), cada uno de los Fondos podra obtener dinero en prestamo o prestar dinero a otros fondos que permitan tales transacciones y para los cuales Janus Capital actue como asesor de inversiones. Todos los prestamos adquiridos y otorgados de tal forma, quedaran sujetos a los limites anteriores.

Un Fondo obtendra dinero en prestamo a traves del programa solo cuando los costos sean equivalentes o inferiores al costo de prestamos bancarios. Los prestamos adquiridos y otorgados entre fondos duran normalmente de la noche a la manana ("overnight"), pero pueden tener una duracion maxima de siete dias. Un Fondo prestara a traves del programa solo cuando los rendimientos sean superiores a los que se encuentren disponibles en otros instrumentos a corto plazo (tales como los acuerdos de recompra). Es posible que un Fondo tenga que obtener un prestamo de un banco a un tipo de interes mas alto si se emite el requerimiento de pago de un prestamo entre fondos o si el mismo no se renueva. Cualquier demora en el pago a un Fondo prestamista podra resultar en una oportunidad de inversion perdida o en costos de prestamo adicionales.

Para efectos de estas restricciones de inversion, la identificacion de una entidad emisora de una obligacion municipal depende de los terminos y condiciones del valor. Cuando los activos e ingresos de una subdivision politica esten separados de los del gobierno que creo la subdivision y el valor este respaldado solo por los activos e ingresos de la subdivision, se considera que la subdivision es la unica entidad emisora. Asimismo, en el caso de un bono de desarrollo industrial, si el bono esta respaldado solamente por los activos e ingresos de un usuario no gubernamental, entonces se considera que el usuario no gubernamental es la unica entidad emisora. Sin embargo, si en cualquiera de los casos, el gobierno que los crea o alguna otra entidad garantiza el valor, la garantia seria considerada como un valor por separado que seria tratado como una emision de la entidad que garantiza.

Para efectos de las politicas de cada Fondo sobre la inversion en determinadas industrias, los Fondos dependen principalmente de clasificaciones de industrias
o grupos de industrias publicadas por Bloomberg L.P. En la medida en que las clasificaciones de industria de Bloomberg L.P. sean tan generales que las caracteristicas economicas principales en una determinada industria sean significativamente diferentes, los Fondos podran clasificar a las entidades emisoras aun mas conforme a clasificaciones de industrias, segun sean publicadas por la SEC.

POLITICAS DE INVERSION APLICABLES A CIERTOS FONDOS

JANUS BALANCED FUND. Como politica operativa, por lo menos el 25% de los activos del Janus Balanced Fund se invierten normalmente en valores de renta fija.

JANUS GLOBAL LIFE SCIENCES FUND. Como politica fundamental, el Janus Global Life Sciences Fund invierte normalmente por lo menos el 25% de sus activos totales, en conjunto, en los siguientes grupos de industria: atencion a la salud; farmaceuticos; agricultura; cosmeticos/cuidado personal; y biotecnologia.

JANUS FLEXIBLE INCOME FUND. Como politica fundamental, este Fondo no podra comprar un valor que no produzca ingreso si, despues de tal compra, menos del 80% de los activos totales del Fondo quedaran invertidos en valores que produzcan ingreso. Los valores que producen ingreso incluyen valores que hacen pagos periodicos de intereses al igual que los que hacen pagos de intereses sobre bases diferidas o pagan intereses solo al vencimiento (p. ej., bonos del tesoro o bonos de cupon cero).

JANUS FEDERAL TAX-EXEMPT FUND. Como politica fundamental, este Fondo invierte normalmente por lo menos el 80% de su activo neto en valores cuyo ingreso no esta sujeto a los impuestos sobre la renta federales, incluyendo el impuesto alternativo minimo.

JANUS SHORT-TERM BOND FUND. Como politica operativa, este Fondo pretende mantener un vencimiento efectivo ponderado promedio de tres anos o menos. El administrador de cartera puede considerar fechas de pago anticipado estimadas
o fechas de requerimiento de pago de ciertos valores al calcular el vencimiento efectivo de la cartera.

ESTRATEGIAS Y RIESGOS DE INVERSION

POSICION EN EFECTIVO

Como se explico en los Prospectos, cuando el administrador de cartera de un Fondo considere que las condiciones de mercado sean desfavorables para una inversion rentable, o cuando, por lo demas, no logre identificar oportunidades de inversion atractivas, la inversion del Fondo en efectivo o en inversiones similares podra aumentar. Los valores en los cuales los Fondos podran invertir como una forma de recibir un rendimiento sobre efectivo inactivo incluyen papel comercial, certificados de deposito, acuerdos de recompra u otras obligaciones de deuda a corto plazo. Los Fondos pueden invertir tambien en fondos del mercado de dinero, incluyendo fondos administrados por Janus Capital. (Vease "Valores de companias de inversion" en la pagina 16).

INVERSIONES CON POCA LIQUIDEZ

Cada Fondo podra invertir hasta el 15% de su activo neto en inversiones con poca liquidez (es decir, valores que no se negocian facilmente). Los Administradores Fiduciarios han autorizado a Janus Capital para que haga determinaciones de liquidez con respecto a ciertos valores, incluyendo Valores de la Regla 144A, papel comercial y obligaciones de arrendamiento municipales comprados por los Fondos. Conforme a las normas establecidas por los Administradores Fiduciarios, Janus Capital tomara en consideracion los siguientes factores: 1) la frecuencia de las operaciones de compraventa y los precios cotizados para la obligacion;
2) el numero de agentes de bolsa dispuestos a comprar o vender el valor y el numero de otros compradores potenciales; 3) la disposicion de los agentes de bolsa de comprometerse a promover un mercado en el valor; y 4) la naturaleza del valor y la naturaleza de las operaciones de compraventa en el mercado, incluyendo el tiempo necesario para enajenar el valor, el metodo de solicitar ofertas y la mecanica de la transferencia. En el caso del papel comercial, Janus Capital tomara tambien en consideracion si el papel se negocia sin intereses o en mora en cuanto al capital y los intereses y cualesquiera calificaciones del papel por una organizacion de calificacion estadistica reconocida a nivel nacional (Nationally Recognized Statistical Rating Organization -- NRSRO). Un valor extranjero que pueda negociarse libremente en o a traves de las instalaciones de una bolsa extraterritorial u otro mercado extraterritorial reconocido no se considera como un valor restringido sujeto a estos procedimientos.

Si los valores con poca liquidez exceden el 15% del activo neto de un Fondo despues del momento de la compra, el Fondo tomara medidas para reducir de manera ordenada su tenencia en valores con poca liquidez. Al ser posible que los valores con poca liquidez puedan no ser negociados facilmente, es posible que un administrador de cartera no pudiera enajenarlos de manera oportuna. Como resultado, un Fondo podria verse obligado a mantener valores con poca liquidez mientras su precio baja. La depreciacion en el precio de valores con poca liquidez podra hacer que el valor neto patrimonial de un Fondo baje.

PRESTAMO DE VALORES

Los Fondos podran prestar valores a partes calificadas (por lo comun, corredores u otras instituciones financieras) que necesitan obtener valores en prestamo a fin de completar ciertas transacciones, tales como cubrir ventas en corto, evitar incumplir en entregar valores o completar actividades de arbitraje. Los Fondos pueden procurar obtener ingresos adicionales a traves del prestamo de valores. Ya que existe un riesgo de demora en recuperar un valor prestado o el riesgo de perdida de derechos a la garantia prendaria si el prestatario fracasa financieramente, los valores se prestaran solo a partes que, a juicio de Janus Capital, tengan solvencia crediticia y financiera. Asimismo, tales prestamos se otorgaran solo si Janus Capital considera que el beneficio de otorgar tales prestamos justifica el riesgo. Los Fondos no tendran el derecho de votar con respecto a valores mientras esten prestados, pero, por lo general, rescataran un prestamo en prevision de un voto importante. Todos los prestamos estaran protegidos continuamente por garantias prendarias que consisten en efectivo, valores del gobierno de los Estados Unidos, cartas de credito y aquellas otras garantias prendarias permitidas por la SEC y politicas aprobadas por los Administradores Fiduciarios. Las garantias prendarias en efectivo podran invertirse en fondos del mercado monetario asesorados por Janus de manera coherente con las exenciones obtenidas de la SEC.

VALORES EXTRANJEROS

Los Fondos podran invertir de manera ilimitada en valores extranjeros, ya sea indirectamente (p. ej., certificados de deposito) o directamente en mercados extranjeros. Las inversiones en valores extranjeros, incluyendo aquellas de gobiernos extranjeros, podria conllevar riesgos mayores que la inversion en valores nacionales, ya que el desempeno de los Fondos podria depender de cuestiones distintas al desempeno de una determinada compania. Estas cuestiones incluyen:

RIESGO DE DIVISAS. Mientras un Fondo mantenga un valor extranjero, su valor se vera afectado por el valor de la moneda local con respecto al dolar de EE.UU. Cuando un fondo vende un valor denominado en divisas, su valor puede ser inferior en dolares de EE.UU. aun si el precio del valor aumenta en su pais base. Los valores denominados en dolares de EE.UU. de entidades emisoras extranjeras podran verse afectados tambien por el riesgo de divisas.

RIESGO POLITICO Y ECONOMICO. Las inversiones extranjeras pudieran estar sujetas a mayores riesgos politicos y economicos, sobre todo en mercados emergentes que pudieran tener gobiernos relativamente inestables, estructuras economicas inestables, politicas nacionales que restrinjan las inversiones de extranjeros, sistemas legales diferentes y economias basadas en unas cuantas industrias. En algunos paises, existe el riesgo de que el gobierno confisque los activos o las operaciones de una compania o de que el gobierno pudiera aplicar impuestos o limites a la salida de dicho pais de los activos de un Fondo.

RIESGO REGULATORIO. Puede existir una menor supervision gubernamental en los mercados extranjeros. Como resultado, las entidades emisoras extranjeras pudieran no estar sujetas a las normas y practicas de contabilidad, auditoria y presentacion de informes financieros aplicables a los emisores nacionales. Pudiera existir menos informacion disponible al publico acerca de los emisores extranjeros.

RIESGO DE MERCADO. Los mercados de valores extranjeros, sobre todo los de los paises con mercados emergentes, pueden tener menos liquidez y ser mas volatiles que los mercados nacionales. Tales mercados pueden a veces exigir el pago de valores antes de su entrega y puede haber demoras en la liquidacion de transacciones de valores. En algunos mercados extranjeros, es posible que no exista proteccion contra la falta de pago de las contrapartes en completar transacciones.

COSTOS DE LAS TRANSACCIONES. Los costos de compra, venta y tenencia de los valores extranjeros, incluyendo los costos de corretaje, impuestos y custodia, pueden ser mas altos que los costos de las transacciones nacionales.

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VENTAS EN CORTO

Cada Fondo puede realizar "ventas en corto contra la caja" (short sales against the box). Esta tecnica implica la venta de un valor que el Fondo posee, o un valor de tipo y monto equivalente al valor vendido en corto que el Fondo tiene derecho a obtener, para su entrega en una fecha especificada en el futuro. Un Fondo podra celebrar una venta en corto "contra la caja" para realizar cobertura contra bajas previstas en el precio del mercado de los valores en cartera. Si el valor de los instrumentos vendidos en corto aumenta antes de la fecha de entrega programada, un Fondo pierde la oportunidad de participar en la ganancia.

VALORES DE CUPON CERO, TIPO DE CUPON ESCALONADO Y PAGO EN ESPECIE

Cada Fondo puede invertir hasta el 10% (sin limite para el Janus High-Yield Fund y el Janus Flexible Income Fund) de sus activos en valores de cupon cero, pago en especie y tipo de cupon escalonado. Los bonos de cupon cero se emiten y negocian a un descuento de su valor nominal. No le dan al tenedor derecho a ningun pago periodico de intereses antes del vencimiento. Los bonos con tipo de cupon escalonado se negocian a un descuento de su valor nominal y pagan intereses del tipo de cupon. El tipo de cupon es bajo durante un periodo inicial y luego aumenta a un tipo de cupon mas alto en lo sucesivo. El descuento del valor nominal o valor a la par depende del tiempo que quede hasta que comiencen pagos en efectivo, los tipos de interes vigentes, la liquidez del valor y la calidad de credito percibida de la entidad emisora. Los bonos de pago en especie dan normalmente a la entidad emisora una opcion de pagar efectivo en una fecha de pago de cupon o le dan al tenedor del valor un bono similar con tipo de cupon similar y un valor nominal equivalente al monto del pago de cupon que se hubiera efectuado. Para efectos de cualquier restriccion del Fondo sobre la inversion en valores que produzcan ingreso, los valores que producen ingreso incluyen valores que efectuen pagos de intereses periodicos, al igual que los que hacen pagos de intereses sobre bases diferidas o que pagan intereses solo al vencimiento
(p. ej., bonos del tesoro o bonos de cupon cero).

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La Ley Federal del Impuesto Sobre la Renta vigente exige que los tenedores de bonos de cupon cero y valores con tipo de cupon escalonado declaren la porcion del descuento de emision original sobre tales valores que se acumula durante un ano determinado como ingreso de intereses, a pesar de que los tenedores no reciben ningun pago de intereses en efectivo durante el ano. Para calificar como una "compania de inversion regulada" conforme al Codigo de Rentas Internas de 1986 (el "Codigo"), un Fondo debe repartir el ingreso tributable proveniente de la compania de inversion, incluyendo el descuento de emision original acumulado sobre bonos de cupon cero o bonos con tipo de cupon escalonado. Debido a que un Fondo no recibira pagos en efectivo sobre bases corrientes con respecto al descuento de emision original acumulado sobre bonos de cupon cero o bonos con tipo de cupon escalonado durante el periodo anterior al momento en que empiecen los pagos de intereses, en algunos anos es posible que el Fondo tenga que repartir efectivo obtenido de otras fuentes para satisfacer los requisitos de reparto conforme al Codigo. Un Fondo podria obtener tal efectivo vendiendo otras tenencias en cartera que podrian hacer que el Fondo incurriera en ganancias
o perdidas de capital sobre la venta. Asimismo, es probable que estas medidas reduzcan los activos a los cuales se podrian asignar gastos del Fondo y reducir la tasa de rendimiento para el Fondo. En algunas circunstancias, tales ventas podrian ser necesarias para satisfacer requisitos de reparto de efectivo aunque, para fines de la inversion, no fuera conveniente que el Fondo vendiera los valores en ese momento.

Por lo general, los precios de mercado de los valores de cupon cero, tipo de cupon escalonado y pago en especie son mas volatiles que los precios de los valores que pagan intereses periodicamente y en efectivo y son mas probables de reaccionar ante cambios en los tipos de interes en mayor medida que otros tipos de valores de deuda que tienen vencimientos y calidades de credito similares.

VALORES CON TRASPASO ("PASS-THROUGH SECURITIES")

Los Fondos pueden invertir en diversos tipos de valores con traspaso, tales como valores respaldados por hipotecas, o valores respaldados por activos e intereses en participaciones. Un valor con traspaso es una accion o certificado de interes en una agrupacion ("pool") de obligaciones de deuda que han sido reconfiguradas por un intermediario, como un banco o agente y corredor de cambio y bolsa.
El comprador de un valor con traspaso recibe un interes indiviso en la agrupacion subyacente de valores. Las entidades emisoras de los valores subyacentes efectuan pagos de intereses y capital al intermediario que son traspasados a los compradores, tales como los Fondos.

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Los tipos de valores con traspaso mas comunes son los valores respaldados por hipotecas. Los Certificados de la Government National Mortgage Association
(GNMA) son valores respaldados por hipotecas que hacen constar un interes indiviso en una agrupacion de prestamos hipotecarios. Los Certificados de la GNMA difieren de los bonos porque el capital es reintegrado mensualmente por los prestatarios durante el plazo del prestamo en vez de devolverlo en una suma global al vencimiento. Por lo general, un Fondo comprara Certificados de GNMA "de traspaso modificados", los cuales le dan derecho al tenedor a recibir una parte de todos los pagos de intereses y capital recibidos y poseidos en la agrupacion de hipotecas, excluidas las comisiones pagadas a la "entidad emisora" y a GNMA, independientemente de si el deudor hipotecario de hecho efectua el pago. Los Certificados de GNMA, en cuanto al pago puntual del capital y los intereses, son respaldados por la garantia solidaria del gobierno de los EE.UU.

La Federal Home Loan Mortgage Corporation ("FHLMC") emite dos tipos de valores hipotecarios con traspaso: los certificados de participacion en hipotecas (mortgage participation certificates, PC) y los certificados hipotecarios garantizados (guaranteed mortgage certificates, GMC). Los PC se asemejan a los Certificados de GNMA en el sentido de que cada PC representa una parte prorrateada de todos los pagos de intereses y capital efectuados y poseidos en la agrupacion subyacente. FHLMC garantiza los pagos puntuales de intereses sobre los PC y la devolucion completa del capital. Los GMC representan tambien una participacion prorrateada en una agrupacion de hipotecas. Sin embargo, estos instrumentos pagan intereses semestralmente y devuelven el capital una vez al ano en pagos minimos garantizados. Este tipo de valor es garantizado por la FHLMC en cuanto al pago puntual del capital y los intereses pero no esta respaldado por la garantia solidaria del gobierno de los EE.UU.

La Federal National Mortgage Association ("FNMA") emite certificados hipotecarios garantizados con traspaso ("Certificados de FNMA"), los cuales se parecen a los Certificados de GNMA en el sentido de que cada Certificado de FNMA representa una parte prorrateada de todos los pagos de intereses y capital efectuados y poseidos en la agrupacion subyacente. Este tipo de valor es garantizado por la FNMA en cuanto al pago puntual del capital y los intereses pero no esta respaldado por la garantia solidaria del gobierno de los EE.UU.

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Excepto por los GMC, cada uno de los valores respaldados por hipotecas descritos anteriormente se caracteriza por pagos mensuales al tenedor, que reflejan los pagos mensuales efectuados por los prestatarios que recibieron los prestamos hipotecarios subyacentes. Los pagos a los tenedores de valores (tales como los Fondos), como los pagos sobre los prestamos subyacentes, representan tanto capital como intereses. Aunque los prestamos hipotecarios subyacentes son para periodos especificados, tales como 20 o 30 anos, los prestatarios pueden reintegrarlos antes de eso, y tipicamente lo hacen. Por lo tanto, los tenedores de valores reciben a menudo pagos anticipados del capital, ademas del capital que es parte de los pagos mensuales normales. Un administrador de cartera considerara las tasas estimadas de pagos anticipados al calcular el vencimiento ponderado promedio de un Fondo. Es mas probable que un prestatario pague anticipadamente una hipoteca que conlleva un tipo de interes relativamente alto. Esto significa que en tiempos cuando haya una baja en los tipos de interes, los valores respaldados por hipotecas de mas alto rendimiento mantenidos por un
Fondo podran ser convertidos en efectivo y el Fondo se vera obligado a aceptar tipos de interes mas bajos cuando ese efectivo sea utilizado para comprar valores adicionales en el sector de los valores respaldados por hipotecas o en otros sectores de inversion. Asimismo, los pagos anticipados durante tales periodos limitaran la habilidad de un Fondo para participar en toda la ganancia de mercado que pudiera experimentarse con un valor comparable que no este sujeto al pago anticipado.

Los valores respaldados por activos ("asset-backed securities") representan intereses en agrupaciones de prestamos al consumidor y estan respaldados por papel o cuentas por cobrar originadas por bancos, companias de tarjetas de credito u otros proveedores de credito. Por lo general, el banco o el proveedor de credito que emite no es ni el obligado ni el garante del valor, y los pagos de intereses y capital dependen finalmente del pago de los prestamos subyacentes por parte de individuos. Los valores respaldados por activos exentos de impuestos incluyen unidades de intereses patrimoniales en agrupaciones de contratos de compra, contratos de arrendamiento financiero y acuerdos de venta que pueden ser creados cuando una municipalidad celebra un contrato de compra a plazo o un contrato de arrendamiento con un proveedor. Tales valores podran ser garantizados por los activos comprados o arrendados por la municipalidad; sin embargo, si la municipalidad deja de efectuar pagos, no habra por lo general recurso contra el proveedor. Estas obligaciones son probables de conllevar pagos anticipados imprevistos del capital.

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VALORES DE COMPANIAS DE INVERSION

Periodicamente, los Fondos podran invertir en valores de otras companias de inversion, sujeto a las disposiciones de la Seccion 12(d)(1) de la Ley de 1940. Los Fondos pueden invertir en valores de fondos del mercado de dinero administrados por Janus Capital independientemente de las limitaciones de la Seccion 12(d)(1) conforme a los terminos de una orden de exencion de la SEC obtenida por Janus Capital y los fondos Janus.

CERTIFICADOS DE DEPOSITO

Los Fondos pueden invertir en Certificados de Deposito Americano ("American Depositary Receipts" o "ADR"), los cuales son certificados emitidos por un banco
o compania fiduciaria estadounidense en que se hace constar la titularidad de valores subyacentes emitidos por una entidad emisora extranjera. En su forma registrada, los ADRs estan destinados a ser usados en los mercados de valores estadounidenses. Los ADRs no patrocinados pueden ser creados sin la participacion de la entidad emisora extranjera. Por lo general, los tenedores de estos ADRs asumiran todos los costos del programa de ADR, mientras que las entidades emisoras extranjeras asumen tipicamente ciertos costos en un ADR patrocinado. El banco o la compania fiduciaria depositaria de un ADR no patrocinado podra no tener ninguna obligacion de distribuir comunicaciones a los accionistas recibidas de la entidad emisora extranjera o de traspasar derechos de voto. Los Fondos podran tambien invertir en Certificados de Depositario Europeo ("European Depositary Receipt" o "EDR"), Certificados de Depositario Mundial ("Global Depositary Receipts" o "GDR") y en otros instrumentos similares que representan valores de companias extranjeras. Los EDRs y los GDRs son valores emitidos tradicionalmente por bancos extranjeros o sociedades fiduciarias extranjeras, aunque los bancos estadounidenses o las sociedades fiduciarias estadounidenses podran emitirlos. Los EDRs y GDRs estan estructurados de manera similar a los arreglos de los ADRs. En su forma al portador, los EDRs estan destinados a ser utilizados en los mercados de valores europeos.

Por lo general, los Certificados de Deposito, estan sujetos a los mismos tipos de riesgos que las inversiones directas en un pais extranjero, tales como, el riesgo de divisas, el riesgo politico y economico y el riesgo de mercado, debido a que sus valores dependen del desempeno de un valor extranjero denominado en la moneda de su pais de domicilio. Los riesgos de la inversion extranjera se abordan con bastante detalle en los prospectos de los Fondos.

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OBLIGACIONES MUNICIPALES

Los Fondos pueden invertir en obligaciones municipales emitidas por estados, territorios y posesiones de los Estados Unidos y el Distrito de Columbia. En ocasiones, el Janus Federal Tax-Exempt Fund podra invertir mas del 25% del valor de sus activos en bonos de desarrollo industrial, un tipo de bono de ingreso que, aunque es emitido por una autoridad publica, puede ser respaldado solo por el credito y la garantia de una entidad emisora privada, presentando asi un mayor riesgo de credito.

El valor de las obligaciones municipales puede verse afectado por cambios en su calidad de credito real o percibida. La calidad de credito de las obligaciones municipales puede verse afectada, entre otras cosas, por la condicion financiera de la entidad emisora o el garante, los planes de adquisicion de prestamos y fuentes de ingreso futuros de la entidad emisora, la factibilidad economica del proyecto de bonos de ingresos o el objeto de los prestamos en general. Tambien podria verse afectada por sucesos politicos o economicos en la region en donde se emite el valor y la liquidez del valor. Debido a que los valores municipales se negocian por lo general de manera extrabursatil, la liquidez de una determinada emision depende a menudo del interes de los agentes de bolsa de promover un mercado para el valor. La liquidez de algunas obligaciones municipales puede ser realzada por caracteristicas de demanda, lo que permitira que un Fondo requiriera el pago, previo aviso a corto plazo, de la entidad emisora o de un intermediario financiero.

OTROS VALORES QUE PRODUZCAN INGRESO

Otros tipos de valores que produzcan ingreso que los Fondos podran comprar, incluyen, de manera enunciativa mas no limitativa, los siguientes tipos de valores:

OBLIGACIONES DE TIPO VARIABLE Y FLOTANTE. Este tipo de valores tienen tipos de interes variables o flotantes y, en ciertas circunstancias limitadas, podran tener montos variables de capital. Estos valores pagan intereses a tasas que se ajustan periodicamente conforme a una formula especificada, normalmente en correspondencia con algun indice de tipos de interes o tipo de interes de mercado. El tipo flotante tiende a disminuir la sensibilidad del precio del valor a cambios en las tasas de interes. Este tipo de valores son instrumentos relativamente a largo plazo que contienen a menudo caracteristicas de demanda que permiten que el tenedor exija el pago del capital en cualquier momento o en intervalos especificados antes del vencimiento.

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Para utilizar estas inversiones con mayor eficacia, un administrador de cartera debe evaluar correctamente los movimientos probables en los tipos de interes. Esto requiere conocimientos diferentes de los que se utilizan para seleccionar la mayoria de los valores en cartera. Si el administrador de cartera pronostica tales movimientos incorrectamente, un Fondo podria verse afectado de manera desfavorable por el uso de obligaciones de tipo variable o flotante.

OPERACIONES DE COMPROMISO DE COMPRA ("STANDBY COMMITMENTS"). Estos instrumentos, los cuales son similares a una opcion de venta, le dan al Fondo la opcion de obligar a un corredor, agente de bolsa o banco a comprar de vuelta un valor mantenido por ese Fondo a un precio especificado.

BONOS CON OPCION DE OFERTA ("TENDER OPTION BONDS"). Los bonos con opcion de oferta son bonos relativamente a largo plazo que se combinan, con el consentimiento de un tercero (como un corredor, agente de bolsa o banco), para otorgar a los tenedores de tales valores la opcion de ofrecer los valores a la institucion a intervalos periodicos.

INSTRUMENTOS DE TIPO FLOTANTE INVERSO ("INVERSE FLOATERS"). Los instrumentos de tipo flotante inverso son instrumentos de deuda cuyos intereses guardan una relacion inversa al tipo de interes de otro valor. Ningun Fondo invertira mas del 5% de sus activos en instrumentos de tipo flotante inverso. Se trata de obligaciones similares a las obligaciones de tipo variable y flotante y el uso eficaz de estos instrumentos requiere conocimientos diferentes a los que se necesitan para seleccionar la mayoria de los valores en cartera. Si se preven incorrectamente los movimientos en los tipos de interes, un Fondo podria perder dinero o su VNP podria bajar con el uso de instrumentos de tipo flotante inverso.

BONOS SEPARADOS EN CAPITAL E INTERESES ("STRIP BONDS"). Los bonos separados en capital e intereses son valores de deuda cuyo interes es separado (normalmente por un intermediario financiero) despues de que se emiten los valores. Por lo general, el valor de mercado de estos instrumentos fluctua mas en reaccion a cambios en los tipos de interes que los instrumentos con vencimiento comparable que paguen intereses.

Los Fondos compraran instrumentos para operaciones de compromiso de compra ("standby commitments"), bonos con opcion de compra ("tender option bonds") e instrumentos con caracteristicas de demanda principalmente con el objeto de aumentar la liquidez de sus carteras.

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ACUERDOS DE RECOMPRA Y DE RECOMPRA INVERSA

En un acuerdo de recompra, un Fondo compra un valor y se compromete simultaneamente a vender ese valor de vuelta al vendedor a un precio convenido en una fecha convenida dentro de un numero determinado de dias (normalmente, no mas de siete dias) a partir de la fecha de compra. El precio de reventa consiste en el precio de compra mas un monto incremental convenido que no guarda ninguna relacion con el tipo de cupon o el vencimiento del valor comprado. Un acuerdo de recompra conlleva la obligacion del vendedor de pagar el precio convenido, obligacion esta que, de hecho, esta garantizada por el valor (por lo menos equivalente al monto del precio de reventa convenido y ajustado diariamente al valor de mercado) del instrumento subyacente, o "colateral". Un riesgo que conllevan los acuerdos de recompra es la negativa del vendedor en recomprar los valores segun lo convenido, lo que puede hacer que un Fondo sufra una perdida si el valor de mercado de tales instrumentos baja antes de que puedan ser liquidados en el mercado abierto. En caso de la quiebra o insolvencia del vendedor, un Fondo podra sufrir demoras e incurrir en costos al liquidar el valor subyacente. Los acuerdos de recompra que venzan en mas de siete dias estan sujetos al limite del 15% sobre valores con poca liquidez. Si bien no se pueden eliminar todos los riesgos de estas transacciones, es politica de los Fondos limitar los acuerdos de recompra a aquellas partes cuya solvencia de credito ha sido analizada y determinada como satisfactoria por Janus Capital.

Un Fondo podra utilizar acuerdos de recompra inversa para obtener efectivo para satisfacer solicitudes de liquidacion inusualmente cuantiosas o para otros efectos temporales o de emergencia sin la necesidad de vender valores en cartera, o para obtener ingreso adicional sobre valores en cartera, tales como letras o pagares del Tesoro. En un acuerdo de recompra inversa, un Fondo vende un valor en cartera a otra parte, como un banco o un corredor-agente de cambio y bolsa, a cambio de efectivo, y conviene en comprar de vuelta el instrumento a un precio y en una fecha determinados. Mientras un acuerdo de recompra inversa este pendiente, un Fondo podra mantener efectivo y activos liquidos apropiados en una cuenta de custodia separada para cubrir su obligacion conforme al acuerdo. Los Fondos celebraran acuerdos de recompra inversa solo con partes que, a juicio de Janus Capital, tengan solvencia de credito. El uso de acuerdos de recompra inversa para obtener ingreso adicional conlleva el riesgo de que los intereses devengados sobre los productos invertidos sean inferiores al gasto de la transaccion del acuerdo de recompra inversa. Esta tecnica puede tambien tener un efecto de apalancamiento en la cartera del Fondo, aunque la intencion del Plan de separar activos por el monto del acuerdo de recompra inversa minimiza este efecto.

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BONOS DE ALTO RENDIMIENTO/ALTO RIESGO

El Janus Flexible Income Fund y el Janus High-Yield Fund pueden invertir sin limite en bonos con calificacion inferior al grado de inversion (p. ej., bonos con calificacion BB o inferior de Standard & Poor's Rating Services o Ba o inferior de Moody's Investors Service, Inc.). Ningun otro Fondo se propone invertir 35% o mas de su patrimonio neto en tales bonos. Los bonos con calificacion mas baja conllevan un grado mas alto de riesgo de credito, coherente con el riesgo de que la entidad emisora no efectue pagos de intereses
o capital cuando venzan. En caso de una falta de pago imprevista, un Fondo sufriria una reduccion en sus ganancias, y podria esperar una baja en el valor de mercado de los bonos afectados de esta manera.

Cualquier Fondo puede tambien invertir en bonos sin calificacion de entidades emisoras extranjeras y nacionales. Los bonos sin calificacion, aunque no son necesariamente de calidad mas baja que los bonos con calificacion, podrian no tener un mercado tan extenso. Debido al tamano y la demanda percibida de la emision, entre otros factores, ciertas municipalidades podrian no incurrir en los costos de obtener una calificacion. El administrador de cartera de un Fondo analizara la solvencia de credito de la entidad emisora, al igual que cualquier institucion financiera u otra parte responsable de los pagos sobre el bono, al determinar si conviene comprar o no bonos municipales sin calificacion. Los bonos sin calificacion seran incluidos en el limite del 35% de cada Fondo a menos que su administrador de cartera considere que tales valores son el equivalente de bonos con grado de inversion.

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Con sujecion a los limites anteriores, cada fondo podra comprar valores en mora solo cuando su administrador de cartera considere, en base a su analisis de la condicion financiera, de los resultados de operaciones y de las perspectivas economicas de la entidad emisora, que existe potencial de reanudacion de pagos de renta y que los valores ofrezcan una oportunidad extraordinaria para la revalorizacion del capital. Sin embargo, no obstante la creencia del administrador sobre la reanudacion del ingreso, la compra de cualquier valor con respecto al cual el pago de intereses o dividendos este suspendido conlleva un riesgo alto. Entre otras cosas, tal riesgo incluye lo siguiente:

RIESGOS FINANCIEROS Y DE MERCADO. Las inversiones en valores que esten en mora conllevan un alto grado de riesgos financieros y de mercado que pueden resultar en perdidas sustanciales o, en algunos casos, totales. Las entidades emisoras de valores morosos pueden tener necesidades sustanciales de capital y podrian estar envueltos en procesos de quiebra o reorganizacion. Entre los problemas que conllevan las inversiones en tales entidades emisoras se encuentra el hecho de que puede ser dificil obtener informacion acerca de la condicion de tales entidades emisoras. Los precios de mercado de tales valores estan sujetos tambien a movimientos abruptos y erraticos y a una volatilidad de precios superior al promedio, y el margen entre los precios de comprador y vendedor de tales valores puede ser mayor de lo que se espera normalmente.

ENAJENACION DE VALORES EN CARTERA. Aunque, por lo general, estos Fondos compraran valores para los cuales sus administradores de cartera esperan que se mantenga un mercado activo, los valores en mora podran ser negociados menos activamente que otros valores, y podria ser dificil de enajenar tenencias sustanciales de tales valores a los precios de mercado vigentes. Los Fondos limitaran las tenencias de valores de este tipo a montos que, a juicio de los administradores de cartera, puedan venderse facilmente, y, en todo caso, las tenencias de tales valores se limitarian de manera tal que no limitaran la habilidad de los Fondos para enajenar facilmente valores para satisfacer redenciones.

OTROS. Los valores en mora requieren una vigilancia activa y, en ocasiones, podra ser necesaria la participacion en procesos de quiebra o sindicatura a nombre de los Fondos.

FUTUROS, OPCIONES Y OTROS INSTRUMENTOS DERIVADOS

CONTRATOS DE FUTUROS. Los Fondos podran celebrar contratos de futuros para la compra o venta, para la entrega futura de valores de renta fija, divisas o contratos basados en indices financieros, incluyendo indices de valores del gobierno de los EE.UU., valores de gobiernos extranjeros, valores de renta variable o valores de renta fija.

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Los contratos de futuros estadounidenses se negocian en bolsas que han sido designadas "mercados de contratos" por la CFTC, y deben ser ejecutados a traves de un operador comisionista de futuros ("futures commission merchant" o "FCM") o una firma de corretaje que sea miembro del mercado de contratos de referencia. A traves de sus camaras de compensacion, las bolsas garantizan el cumplimiento de los contratos entre los miembros compensadores de la bolsa.

El comprador o vendedor de un contrato de futuros no tiene la obligacion de entregar o pagar por el instrumento subyacente a menos que el contrato se mantenga hasta la fecha de entrega. Sin embargo, tanto el comprador como el vendedor estan obligados a depositar un "margen inicial" para el beneficio del FCM cuando se celebra el contrato. Los depositos del margen inicial son equivalentes a un porcentaje del valor del contrato, segun el mismo sea fijado por la bolsa en la cual se negocia el contrato, y pueden ser mantenidos en efectivo o en ciertos otros activos liquidos por el custodio de los Fondos en beneficio del FCM. Los pagos del margen inicial son similares a los depositos de buena fe ("good faith deposits") o garantias de cumplimiento ("performance bonds"). A diferencia del margen otorgado por un corredor de valores, los pagos de margen inicial no constituyen la compra de valores a cuenta de margen para efectos de las limitaciones de inversion del Fondo. Si el valor de la posicion de cualquiera de las partes baja, esa parte tendra la obligacion de efectuar pagos adicionales de "margen de variacion" en beneficio del FCM para compensar el cambio en el valor cada dia. La parte que obtenga una ganancia podra tener derecho a recibir todo o parte de este monto. En caso de quiebra del FCM que mantenga el margen a nombre de un Fondo, es posible que ese Fondo tenga derecho a la devolucion del margen adeudado a tal fondo solo en proporcion al monto recibido por los otros clientes del FCM. Janus Capital intentara minimizar el riesgo vigilando con atencion la solvencia de credito de los FCM con los cuales los Fondos tienen tratos comerciales y depositando pagos a cuenta de margen en una cuenta separada con el custodio de los Fondos.

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Los Fondos se proponen cumplir con normas de elegibilidad para la exclusion de la definicion del termino "operador de agrupacion de productos basicos" ("commodity pool operator") adoptada por la CFTC y la Asociacion Nacional de Futuros ("National Futures Association"), la cual regula la compraventa en los mercados de futuros. Los Fondos utilizaran contratos de futuros y opciones conexas principalmente para efectos de cobertura autenticos dentro del significado de los reglamentos de la CFTC. En la medida en que los Fondos mantengan posiciones en contratos de futuros y opciones conexas que no esten dentro de la definicion de transacciones de cobertura autenticas, el margen inicial global y las primas necesarias para establecer tales posiciones no excederan el 5% del valor justo de mercado del activo neto de un Fondo, despues de tomar en cuenta utilidades no materializables y perdidas no materializables sobre cualesquier contratos que haya celebrado.

Aunque un Fondo separara efectivo y activos liquidos en un monto suficiente para cubrir sus obligaciones de futuros abiertas, los activos separados estarian disponibles a ese Fondo inmediatamente al cerrar la posicion de futuros, mientras que la liquidacion de transacciones de valores podria tomar varios dias. Sin embargo, debido a que el efectivo de un Fondo que, de otra forma, podria estar invertido o no invertido en otros activos liquidos durante todo el tiempo en que la posicion de futuros permanezca abierta, el rendimiento de tal Fondo podria disminuir debido a la perdida de oportunidades causada por no aprovechar otras inversiones potenciales.

El objeto principal de un Fondo al celebrar contratos de futuros es proteger al Fondo de fluctuaciones en el valor de instrumentos o tipos de interes sin realmente comprar o vender el valor de deuda o el valor de renta variable subyacente. Por ejemplo, si el Fondo preve un aumento en el precio de las acciones y se propone comprar acciones en una fecha posterior, ese Fondo podria celebrar un contrato de futuros para comprar un indice de acciones como un sustituto temporal para la compra de acciones. Si ocurre un alza en el mercado que afecte al indice de acciones, tal como se preveia, el valor de los contratos de futuros aumentara, actuando asi como una cobertura contra la posibilidad de que ese Fondo no participe en un alza de mercado. A esta tecnica se le conoce a veces como una cobertura de prevision ("anticipatory hedge"). En la medida en que un Fondo celebre contratos de futuros para este fin, los activos separados mantenidos para cubrir las obligaciones de tal Fondo con respecto a los contratos de futuros consistiran en otros activos liquidos de su cartera en un monto equivalente a la diferencia entre el precio del contrato y el valor global de los pagos de margen inicial y de variacion efectuados por ese Fondo con respecto a los contratos de futuros. En cambio, si un Fondo mantiene acciones y busca protegerse de una baja en los precios de las acciones, el Fondo podria vender contratos de futuros de indices de acciones, esperando asi compensar la baja potencial en el valor de sus instrumentos en cartera con un aumento correspondiente en el valor de la posicion de contratos de futuros. Un Fondo se podria proteger contra una baja en los precios de las acciones vendiendo valores en cartera e invirtiendo en instrumentos del mercado monetario, pero el uso de contratos de futuros le permite mantener una posicion defensiva sin tener que vender valores en cartera.

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Si un Fondo posee bonos y el administrador de cartera preve que las tasas de interes subiran, ese Fondo podra asumir una posicion en descubierto en contratos de futuros de tasas de interes. La toma de tal posicion tendria aproximadamente el mismo efecto que si ese Fondo vendiera bonos en su cartera. Si los tipos de interes suben, tal como se preve, el valor de los bonos bajaria, pero el valor del contrato de futuros de tipos de interes de ese Fondo subiria, evitando asi que el valor neto patrimonial de ese Fondo bajara tanto como hubiera bajado de otra forma. En cambio, si un administrador de cartera preve que los tipos de interes bajaran, ese Fondo puede asumir una posicion cubierta en los contratos de futuros de tipos de interes, previendo que cerrara posteriormente la posicion de futuros y comprara bonos. Aunque un Fondo puede lograr resultados similares comprando valores con vencimientos largos y vendiendo valores con vencimientos cortos, dado que el mercado de futuros es mas liquido que el mercado de efectivo, podra ser posible que logre el mismo resultado mas facil y rapidamente utilizando contratos de futuros como una herramienta de inversion para reducir el riesgo.

Los diferenciales normales entre los precios en los mercados de efectivo y futuros, debido a las diferencias en la naturaleza de estos mercados, estan sujetos a distorsiones. En primer lugar, todos los participantes en el mercado de futuros estan sujetos a requisitos de margen inicial y margen de variacion. En vez de satisfacer requisitos de margen de variacion adicionales, los inversionistas pueden cerrar contratos de futuros mediante transacciones compensatorias, lo que podria distorsionar la relacion normal de precios entre los mercados de efectivo y futuros. En segundo lugar, la liquidez del mercado de futuros depende de que los participantes celebren transacciones compensatorias en vez de efectuar o aceptar la entrega del instrumento que subyace un contrato de futuros. En la medida en que los participantes decidan efectuar o aceptar la entrega, la liquidez en el mercado de futuros podria bajar y se podrian distorsionar los precios en el mercado de futuros. En tercer lugar, desde el punto de vista de los especuladores, los requisitos de deposito para la cuenta de margen en el mercado de futuros son menos onerosos que los requisitos de margen en el mercado de valores. Por lo tanto, una mayor participacion por parte de los especuladores en el mercado de futuros podria causar distorsiones de precio temporales. Debido a la posibilidad de las distorsiones mencionadas con anterioridad, es posible que, a pesar de que un administrador de cartera pronostique correctamente las tendencias de precio generales, no se utilizaran los futuros exitosamente.

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Los contratos de futuros conllevan riesgos. Aunque los Fondos consideren que el uso de tales contratos beneficiara a los Fondos, el desempeno global de un Fondo podria ser peor que si tal Fondo no hubiera celebrado contratos de futuros, si el criterio de inversion del administrador de cartera resulta ser incorrecto. Por ejemplo, si un Fondo hubiera provisto cobertura contra los efectos de una posible baja en los precios de valores mantenidos en su cartera y, en vez de eso, los precios aumentan, ese Fondo perdera la totalidad o una parte del beneficio del valor aumentado de estos valores debido a perdidas compensatorias en sus posiciones de futuros. Asimismo, si un Fondo no tiene suficiente efectivo, es posible que tenga que vender valores de su cartera para satisfacer los requisitos de margen de variacion diarios. Estas ventas podran ser, aunque no necesariamente seran, a precios superiores que reflejan el mercado en alza y pueden ocurrir en momentos en que las ventas sean desventajosas para tal Fondo.

Los precios de los contratos de futuros dependen principalmente del valor de sus instrumentos subyacentes. Debido a que hay un numero limitado de tipos de contratos de futuros, es posible que los contratos de futuros estandarizados a disposicion de un Fondo no tengan una correspondencia exacta con las inversiones actuales o potenciales de tal Fondo. Un Fondo podra comprar y vender contratos de futuros basados en instrumentos subyacentes con caracteristicas diferentes que las de los valores en los que invierte tipicamente -- por ejemplo, proporcionando cobertura para inversiones en valores en cartera con un contrato de futuros basado en un indice amplio de valores -- lo que conlleva un riesgo de que la posicion de futuros no guarde una correlacion exacta con el desempeno de las inversiones de tal Fondo.

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Los precios de futuros pueden tambien ser diferentes a los de sus instrumentos subyacentes, aun cuando los instrumentos subyacentes se correlacionen de cerca con las inversiones de un Fondo. Los precios de futuros son afectados por factores, tales como los tipos de interes a corto plazo corrientes y previstos, cambios en la volatilidad de los instrumentos subyacentes y el tiempo que falte hasta el vencimiento del contrato. Estos factores pueden afectar los precios de los valores de manera diferente que los precios de futuros. Tambien, podrian resultar correlaciones imperfectas entre las inversiones de un Fondo y sus posiciones de futuros debido a las diferencias en los niveles de demanda en los mercados de futuros y los mercados de valores, las diferencias estructurales en la forma en que se negocian los futuros y valores y la imposicion de limites en las fluctuaciones diarias de los precios para los contratos de futuros. Un Fondo podra comprar o vender contratos de futuros con un valor mayor o menor que los valores a los cuales desea darle cobertura o los cuales considera comprar con el objeto de intentar compensar las diferencias en la volatilidad historica entre el contrato de futuros y los valores, aunque es posible que esto no sea exitoso en todos los casos. Si los cambios de precio en las posiciones de futuros de un Fondo guardan poca correlacion con las otras inversiones del mismo, es posible que sus posiciones de futuros no produzcan las ganancias deseadas o resulten en perdidas que no sean compensadas por las ganancias en las demas inversiones de ese Fondo.

Debido a que los contratos de futuros se liquidan, por lo general, dentro de un dia a partir de la fecha en que se cierran, en comparacion con un periodo de liquidacion de tres dias para algunos tipos de valores, los mercados de futuros pueden brindar una liquidez superior a la de los mercados de valores. No obstante, no se puede tener la seguridad de que un mercado secundario liquido existira para cualquier contrato de futuros determinado en un momento determinado. Asimismo, las bolsas de futuros podran establecer limites sobre las fluctuaciones de precio diarias para los contratos de futuros y podran suspender la compraventa si el precio de un contrato baja y sube mas que el limite en un determinado dia. En dias de compraventa volatil, cuando se alcanza el limite sobre las fluctuaciones de los precios, es posible que un Fondo no celebre nuevas posiciones o cierre posiciones existentes. Si el mercado secundario para un contrato de futuros no es liquido debido a los limites en las fluctuaciones de los precios o por otro motivo, es posible que un Fondo no logre liquidar de inmediato posiciones de futuros desfavorables y es posible que se viera obligado a seguir manteniendo una posicion de futuros hasta la fecha de entrega, independientemente de los cambios en su valor. Como resultado de lo anterior, el acceso de tal Fondo a otros activos mantenidos para cubrir sus posiciones de futuros podria tambien verse perjudicado.

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OPCIONES SOBRE CONTRATOS DE FUTUROS. Los Fondos podran comprar y emitir opciones de compra y venta sobre contratos de futuros. Una opcion sobre un futuro le da al Fondo el derecho (pero no la obligacion) de comprar o vender un contrato de futuros a un precio especificado en o antes de una fecha especificada. La compra de una opcion de compra sobre un contrato de futuros es similar en algunos aspectos a la compra de una opcion de compra sobre un valor individual. Dependiendo de los precios de la opcion en comparacion con el precio del contrato de futuros sobre el cual se basa o el precio del instrumento subyacente, la posesion de la opcion podra o no ser menos arriesgada que la posesion del contrato de futuros o el instrumento subyacente. Al igual que con la compra de contratos de futuros, cuando un Fondo no tiene todos sus activos invertidos, podra comprar una opcion de compra sobre un contrato de futuros para tener cobertura contra un avance de mercado.

La emision de una opcion de compra sobre un contrato de futuros constituye una cobertura parcial contra una baja en los precios del valor o la divisa que sea entregable conforme al contrato de futuros o del indice que constituye tal contrato. Si el precio de los futuros al vencimiento de la opcion esta por debajo del precio de ejercicio, un Fondo retendra el monto completo de la prima de la opcion que provee una cobertura parcial contra cualquier baja que pueda haber ocurrido en las tenencias en la cartera de ese Fondo. La emision de una opcion de venta sobre un contrato de futuros constituye una cobertura parcial contra un aumento en los precios del valor o la divisa que sea entregable conforme al contrato de futuros o del indice que constituye tal contrato. Si el precio de los futuros al vencimiento de la opcion es mas alto que el precio de ejercicio, un Fondo retendra el monto completo de la prima de la opcion que provee una cobertura parcial contra cualquier aumento en el precio de los valores que ese Fondo piensa comprar. Si se ejerce una opcion de compra o de venta que un Fondo haya emitido, tal Fondo incurrira en una perdida que sera reducida por el monto de la prima que recibe. Dependiendo del grado de correlacion entre el cambio en el valor de sus valores en cartera y los cambios en el valor de las posiciones de futuros, es posible que las perdidas de un Fondo de opciones existentes sobre futuros sean reducidas o aumentadas en alguna medida por cambios en el valor de los instrumentos en cartera.

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La compra de una opcion de venta sobre un contrato de futuros es similar en algunos aspectos a la compra de opciones de venta protectoras sobre valores en cartera. Por ejemplo, un Fondo puede comprar una opcion de venta sobre un contrato de futuros para dar cobertura a su cartera contra el riesgo de una baja en los precios o un aumento en los tipos de interes.

La cantidad de riesgo que un Fondo asume cuando compra una opcion sobre un contrato de futuros es la prima pagada para la opcion mas los costos de transaccion correspondientes. Ademas de los riesgos de correlacion que se analizaron anteriormente, la compra de una opcion conlleva tambien el riesgo de que cambios en el valor del contrato de futuros subyacente no se reflejen por completo en el valor de las opciones que se compran.

CONTRATOS A PLAZO ("FORWARD CONTRACTS"). Un contrato a plazo es un acuerdo entre dos partes mediante el cual una parte se obliga a entregar una cantidad determinada de un activo determinado en un momento especificado en el futuro, y la otra parte se obliga a pagar un monto especificado para los activos al momento de la entrega. Los Fondos podran celebrar contratos a plazo para comprar y vender valores gubernamentales, valores de renta variable o renta fija, divisas u otros instrumentos financieros. Por lo general, los contratos a plazo se negocian en un mercado interbancario que se lleva a cabo directamente entre operadores (normalmente bancos comerciales grandes) y sus clientes. A diferencia de los contratos de futuros, los cuales son contratos estandarizados, los contratos a plazo pueden ser configurados especificamente para satisfacer las necesidades de las partes que los celebran. Las partes de un contrato a plazo pueden convenir en compensar o dar por terminado el contrato antes de su vencimiento o pueden retener el contrato hasta el vencimiento y completar el intercambio contemplado.

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La explicacion que se presenta a continuacion resume los usos principales de los contratos de cambio de divisas a plazo ("contratos de divisas a plazo") por parte de los Fondos. Un Fondo puede celebrar contratos de divisas a plazo con valores de contrato declarados hasta por el valor de los activos de ese Fondo.
Un contrato de divisas a plazo es una obligacion de comprar o vender un monto de una moneda especificada en un precio convenido (el cual puede ser en dolares de EE.UU. o en otra divisa). Un Fondo intercambiara divisas por dolares de EE.UU.
y por otras divisas en el transcurso normal de los negocios y podra comprar y vender divisas a traves de contratos de divisas a plazo con el objeto de fijar un precio para los valores que ha convenido en comprar o vender ("cobertura de transaccion"). Un fondo puede tambien proveer cobertura para algunas o todas sus inversiones denominadas en una divisa o expuestas a fluctuaciones de divisas contra una baja en el valor de esa divisa con respecto al dolar de EE.UU. celebrando contratos de divisas a plazo para vender una cantidad de esa divisa
(o una divisa sustituta cuyo desempeno se preve duplicara o excedera el desempeno de esa divisa con respecto al dolar de EE.UU.), aproximando el valor de algunos o todos sus valores en cartera denominados en esa divisa ("cobertura de posicion") o participando en opciones o contratos de futuros con respecto a la divisa. Un Fondo podra tambien celebrar un contrato de divisas a plazo con respecto a una divisa cuando el Fondo considera la compra o venta de inversiones denominadas en esa divisa pero no ha seleccionado todavia las inversiones especificas ("cobertura de prevision"). En cualquiera de estas circunstancias, como alternativa, un Fondo podra celebrar un contrato de divisas a plazo para comprar o vender una divisa a cambio de otra divisa que se preve tendra un desempeno mas favorable relativo al dolar de EE.UU. si el administrador de cartera considera que existe un grado razonable de correlacion entre los movimientos en las dos monedas ("cobertura cruzada").

Estos tipos de cobertura minimizan el efecto de la revalorizacion, al igual que la desvalorizacion de las monedas, pero no eliminan las fluctuaciones del valor equivalente en los dolares de EE.UU. subyacentes de los productos de, o las tasas de rendimiento sobre, los valores en cartera denominados en divisas de un Fondo. Por lo general, la correspondencia de un aumento en el valor de un contrato a plazo y la baja en el valor equivalente en dolares de EE.UU. del activo denominado en divisas que sea el objeto de la cobertura no sera exacta. El cambiar la exposicion a divisas de un Fondo, de una divisa a otra, elimina la oportunidad que ese Fondo podria tener de obtener ganancias debido a aumentos en el valor de la moneda original y conlleva un riesgo de mayores perdidas para tal Fondo si la proyeccion de los tipos de cambio futuros realizada por el administrador de cartera resulta ser incorrecta. Las coberturas de posicion y las coberturas cruzadas podran resultar en perdidas si la moneda que se utiliza para la cobertura no se desempena de manera similar a la moneda en que se denominan los valores cubiertos. Cambios imprevistos en los precios de monedas pueden resultar en un peor desempeno global para un Fondo que si este no hubiera celebrado tales contratos.

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Los Fondos cubriran contratos de divisas a plazo pendientes manteniendo valores en cartera liquidos denominados en, o cuyo valor esta vinculado a, la moneda que subyace en el contrato a plazo o la moneda que se cubre. En la medida en que un Fondo no pueda cubrir sus posiciones de contratos a plazo con los valores en cartera subyacentes, el custodio de los Fondos separara efectivo u otros activos liquidos que tengan un valor equivalente al monto total de los compromisos de tal Fondo conforme a contratos a plazo celebrados con respecto a coberturas de posicion, coberturas cruzadas y coberturas de prevision. Si el valor de los instrumentos utilizados para cubrir una posicion o el valor de los activos separados baja, un Fondo encontrara cobertura alternativa o separara efectivo
o activos liquidos adicionales cada dia de manera que el valor de los activos cubiertos y separados sea equivalente al monto de los compromisos de tal Fondo con respecto a tales contratos. Como alternativa a la separacion de activos, un Fondo podra comprar opciones de compra, permitiendo que tal Fondo compre la cantidad de divisas que se cubren con un contrato de venta a plazo, o un Fondo podra comprar opciones de venta, permitiendo que venda la cantidad de divisas con sujecion a un contrato de compra a plazo.

Aunque, en la actualidad, los contratos a plazo no son regulados por la CFTC, en el futuro la CFTC podra hacer valer su autoridad para regular los contratos a plazo. En tal caso, la habilidad de los Fondos para utilizar contratos a plazo podra estar restringida. Asimismo, no se puede tener la seguridad de que un Fondo pueda siempre celebrar contratos a plazo a precios atractivos, y la habilidad del mismo para utilizar estos contratos para darle cobertura a sus activos podra estar limitada.

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OPCIONES SOBRE DIVISAS. Los Fondos podran comprar y emitir opciones sobre divisas de manera similar a la forma en que se utilizaran los contratos de futuros o a plazo sobre divisas. Por ejemplo, una baja en el valor en dolares de EE.UU. de una divisa en la cual valores en cartera esten denominados reducira el valor en dolares de EE.UU. de tales instrumentos, aun si el valor de la divisa permanece constante. Para proteger contra tales disminuciones en el valor de instrumentos en cartera, un Fondo podra comprar opciones de venta sobre la divisa. Si el valor de la divisa baja, tal Fondo tendra el derecho de vender tal divisa por una cantidad fija en dolares de EE.UU., compensando asi, en su totalidad o en parte, el efecto adverso en su cartera.

En cambio, cuando se preve un aumento en el valor en dolares de EE.UU. de una divisa en las cuales se denominan valores a ser adquiridos, aumentando asi el costo de tales valores, un Fondo podra comprar opciones de compra sobre la divisa. La compra de tales opciones podria compensar, por lo menos en parte, los efectos de los movimientos adversos en los tipos de cambio. Sin embargo, al igual que en el caso de otros tipos de opciones, el beneficio para un Fondo de compras de opciones de divisas quedara reducido por el monto de la prima y los costos de transaccion correspondientes. Asimismo, si los tipos de cambio de divisas no se mueven en la direccion o en la medida prevista, un Fondo podria sufrir perdidas sobre transacciones en opciones de divisas que impedirian que tal Fondo aprovechara una porcion o todos los beneficios de cambios ventajosos en esos tipos.

Los Fondos pueden tambien emitir opciones sobre divisas. Por ejemplo, para proveer cobertura contra una posible baja en el valor en dolares de EE.UU. de valores denominados en divisas debido a fluctuaciones adversas en los tipos de cambio, en vez de comprar una opcion de venta, un Fondo podria emitir una opcion de compra sobre la divisa en cuestion. Si ocurre la baja prevista, es sumamente probable que no se ejerza la opcion, y la baja en el valor de los instrumentos en cartera sera compensada por el monto de la prima recibida.

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Asimismo, en vez de comprar una opcion de compra para proveer cobertura contra una posible alza en el costo en dolares de EE.UU. de valores a ser adquiridos, un Fondo podria emitir una opcion de venta sobre la divisa en cuestion, la cual, si los tipos se mueven en la direccion prevista, deberia vencer sin ser ejercida, permitiendo que el Fondo tenga cobertura contra el aumento en el costo, hasta el monto de la prima. Sin embargo, como en el caso de otros tipos de opciones, la emision de una opcion de divisas constituira solo una cobertura parcial hasta por el monto de la prima. Si los tipos de cambio no se mueven en la direccion prevista, podra ejercerse la opcion y se requerira que el Fondo compre o venda la moneda subyacente sufriendo una perdida que podra no ser compensada por el monto de la prima. A traves de la emision de opciones sobre divisas, un Fondo puede tambien perder todos o parte de los beneficios que, de otra forma, hubiera obtenido de movimientos favorables en los tipos de cambio.

Los Fondos pueden emitir opciones de compra cubiertas sobre divisas. Una opcion de compra emitida sobre una divisa por un Fondo esta "cubierta" si el Fondo posee la divisa que subyace en la opcion de compra o tiene un derecho absoluto e inmediato para adquirir tal divisa sin contraprestacion en efectivo (o por contraprestacion adicional en efectivo mantenida en una cuenta separada por su custodio) a la conversion o el intercambio de otras divisas mantenidas en su cartera. Una opcion de compra esta cubierta tambien si un Fondo tiene una opcion de compra sobre la misma divisa por el mismo monto de capital que la opcion de compra emitida si el precio de ejercicio de la opcion de compra mantenida (i) es equivalente o inferior al precio de ejercicio de la opcion de compra emitida
o (ii) es superior al precio de ejercicio de la opcion de compra emitida, si la diferencia es mantenida por tal Fondo en efectivo u otros activos liquidos en una cuenta separada con el custodio de los Fondos.

Los Fondos pueden tambien emitir opciones de compra sobre divisas para efectos de la cobertura cruzada. Una opcion de compra sobre una divisa es para fines de cobertura cruzada si esta disenada para proveer una cobertura contra una baja debido a un cambio adverso en el tipo de cambio en el valor en dolares de EE.UU. de un instrumento que el Fondo posee o tiene el derecho a adquirir y que se denomina en la moneda que subyace la opcion. Las opciones de compra sobre divisas que se celebran para fines de cobertura cruzada no estan cubiertas. Sin embargo, en tales circunstancias, un Fondo proveera colateral para la opcion separando efectivo u otros activos liquidos por un monto que no sea inferior al valor de la divisa subyacente en dolares de EE.UU. ajustada al valor de mercado cada dia.

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OPCIONES SOBRE VALORES. En un esfuerzo por aumentar el ingreso corriente
y reducir fluctuaciones en el valor neto patrimonial, los Fondos pueden emitir opciones de compra y venta cubiertas y comprar opciones de compra y venta sobre valores que se negocian en bolsas estadounidenses y extranjeras y extrabursatilmente. Los Fondos pueden emitir y comprar opciones sobre los mismos tipos de valores que los Fondos pueden comprar directamente.

Una opcion de venta emitida por un Fondo esta "cubierta" si ese Fondo (i) separa efectivo que no este disponible para la inversion u otros activos liquidos con un valor equivalente al precio de ejercicio de la opcion de venta con el custodio de los Fondos o (ii) mantiene una opcion de venta sobre el mismo valor y por el mismo monto de capital que la opcion de venta emitida y el precio de ejercicio de la opcion de venta mantenida es equivalente o superior al precio de ejercicio de la opcion de venta emitida. La prima pagada por el comprador de una opcion reflejara, entre otras cosas, la relacion entre el precio de ejercicio y el precio de mercado y la volatilidad del valor subyacente, el plazo que falta de la opcion, la oferta y la demanda y los tipos de interes.

Una opcion de compra emitida por un Fondo esta "cubierta" si el Fondo posee el valor subyacente cubierto por la opcion de compra o tiene un derecho absoluto e inmediato para adquirir tal valor sin contraprestacion en efectivo adicional
(o por contraprestacion en efectivo adicional mantenida en una cuenta separada por el custodio de los Fondos) al convertirse o cambiarse a otros valores mantenidos en su cartera. Se considera tambien que una opcion de compra esta cubierta si un Fondo mantiene una opcion de compra sobre el mismo valor y por el mismo monto de capital que la opcion de compra emitida y el precio de ejercicio de la opcion de compra mantenida es (i) equivalente o inferior al precio de ejercicio de la opcion de compra emitida o (ii) es superior al precio de ejercicio de la opcion de compra emitida si la diferencia es mantenida por ese Fondo en efectivo y otros activos liquidos en una cuenta separada con el custodio de los Fondos.

Los Fondos pueden tambien emitir opciones de compra que no esten cubiertas para efectos de cobertura cruzada. Un Fondo provee colateral para sus obligaciones bajo una opcion de compra emitida para fines de cobertura cruzada separando efectivo u otros activos liquidos por un monto no inferior al valor de mercado del instrumento subyacente, ajustado al valor de mercado cada dia. Un Fondo emitiria una opcion de compra para fines de cobertura cruzada, en vez de emitir una opcion de compra cubierta, cuando la prima a recibirse de la transaccion de cobertura cruzada se excediera de lo que se recibiria emitiendo una opcion de compra cubierta y su administrador de cartera considera que, si se emitiera la opcion, se lograria la cobertura deseada.

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La entidad emisora de una opcion podra no tener control en cuanto al momento en que deben ser vendidos los valores subyacentes, en el caso de una opcion de compra, o el momento en que deben ser comprados, en el caso de una opcion de venta, ya que, con respecto a ciertas opciones, a la entidad emisora se le podra asignar un aviso de ejercicio en cualquier momento antes de la terminacion de la obligacion. Independientemente de si la opcion vence sin ser ejercida, la entidad emisora retiene el monto de la prima. Por supuesto, este monto podra, en el caso de una opcion de compra cubierta, ser compensado por una baja en el valor de mercado del valor subyacente durante el periodo de la opcion. Si se ejerce una opcion de compra, la entidad emisora experimenta una ganancia o perdida de la venta del valor subyacente. Si se ejerce una opcion de venta, la entidad emisora debe cumplir con la obligacion de comprar el valor subyacente al precio de ejercicio, el cual normalmente excedera el valor de mercado del instrumento subyacente vigente en ese momento.

La entidad emisora de una opcion que desea terminar con su obligacion puede efectuar una "transaccion de compra de cierre". Esto se logra comprando una opcion de la misma serie que la opcion que se emitio anteriormente. El efecto de la compra es que la posicion de la entidad emisora sera cancelada por la empresa de compensacion. Sin embargo, una entidad emisora no podra efectuar una transaccion de compra de cierre despues de ser notificada del ejercicio de una opcion. Asimismo, un inversionista que sea el tenedor de una opcion podra liquidar su posicion efectuando una "transaccion de venta de cierre". Esto se logra vendiendo una opcion de la misma serie que la opcion que se habia comprado anteriormente. No existe ninguna garantia de que se pueda efectuar una transaccion de venta de cierre o compra de cierre.

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En el caso de una opcion de compra emitida, el efectuar una transaccion de cierre permite que un Fondo emita otra opcion de compra sobre el valor subyacente con un precio de ejercicio o una fecha de vencimiento diferente, o ambos. En el caso de una opcion de venta emitida, tal transaccion permitira que un Fondo emita otra opcion de venta en la medida en que el precio de ejercicio sea garantizado por otros activos liquidos. El efectuar una transaccion de cierre permitira tambien que un Fondo utilice el efectivo o el producto de la venta simultanea de cualesquier valores con sujecion a la opcion para otras inversiones. Si un Fondo desea vender un determinado valor de su cartera sobre el cual ha emitido una opcion de compra, tal Fondo efectuara una transaccion de cierre previa o simultaneamente con la venta del valor.

Un Fondo realizara una ganancia de una transaccion de cierre si el precio de la transaccion de compra es inferior a la prima recibida de la emision de la opcion
o el precio recibido de una transaccion de venta es superior a la prima pagada para comprar la opcion. Un Fondo realizara una perdida de una transaccion de cierre si el precio de la transaccion de compra es superior a la prima recibida de la emision de la opcion o el precio recibido de una transaccion de venta es inferior a la prima pagada para comprar la opcion. Debido a que, por lo general, aumentos en el mercado de una opcion de compra reflejaran aumentos en el precio de mercado del valor subyacente, cualquier perdida que resulte de la recompra de una opcion de compra probablemente sera compensada en su totalidad o en parte por la revalorizacion del valor subyacente poseido por un Fondo.

Una posicion de opcion puede ser cerrada unicamente cuando existe un mercado secundario para una opcion de la misma serie. Si no existe un mercado secundario, es posible que el Fondo no pueda efectuar transacciones de cierre en determinadas opciones y el Fondo tendria que ejercer las opciones para poder realizar cualquier ganancia. Si un Fondo no puede efectuar una transaccion de compra de cierre en un mercado secundario, no podra vender el valor subyacente hasta que la opcion venza o el Fondo entregue el valor subyacente al ejercicio. La ausencia de un mercado secundario liquido puede deberse a lo siguiente:
(i) falta de suficiente interes de compraventa en ciertas opciones,
(ii) restricciones impuestas por una bolsa de valores nacional ("Bolsa") en la cual se negocia la opcion en transacciones iniciales o de cierre o ambas,
(iii) suspensiones de la compraventa, suspensiones u otras restricciones impuestas con respecto a determinadas clases o series de opciones o valores subyacentes, (iv) circunstancias inusuales o imprevistas que interrumpan las operaciones normales en una Bolsa, (v) no se puede tener la seguridad de que los servicios de una Bolsa o de la Corporacion de Compensacion de Opciones ("Options Clearing Corporation" o "OCC") podran en todo momento manejar el volumen actual de compraventa o (vi) una o mas Bolsas podrian, por motivos economicos o de otra indole, decidir o verse obligadas en alguna fecha en el futuro, a descontinuar la compraventa de opciones (o una determinada clase o serie de opciones), en cuyo caso el mercado secundario en esa Bolsa (o en esa clase o serie de opciones) dejaria de existir, aunque opciones en circulacion en esa Bolsa que hubieran sido emitidas por la OCC como resultado de operaciones en esa Bolsa seguirian siendo ejercibles conforme a sus terminos.

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Un Fondo puede emitir opciones en relacion con transacciones de compra y emision. En otras palabras, un Fondo puede comprar un valor y luego escribir una opcion de compra contra ese valor. El precio de ejercicio de tal opcion de compra dependera del movimiento en precios previsto del valor subyacente. El precio de ejercicio de una opcion de compra puede ser inferior ("in-the-money"), equivalente ("at-the-money") o superior ("out-of-the-money") al valor corriente del valor subyacente en el momento en que se emitio la opcion. Las transacciones de compra y emision que utilizan opciones de compra "in-the-money" pueden ser utilizadas cuando se preve que el precio del valor subyacente seguira constante
o bajara moderadamente durante el periodo de la opcion. Las transacciones de compra y emision que utilizan opciones de compra "at-the-money" pueden ser utilizadas cuando se preve que el precio del valor subyacente permanecera fijo o avanzara moderadamente durante el periodo de la opcion. Las transacciones que utilizan opciones de compra "out-of-the-money" pueden ser utilizadas cuando se preve que las primas recibidas de la emision de la opcion de compra mas la revalorizacion en el precio de mercado del valor subyacente hasta el precio de ejercicio seran superiores a la revalorizacion en el precio del valor subyacente solo. Si las opciones de compra son ejercidas en tales transacciones, la ganancia maxima de un Fondo sera la prima que este reciba por emitir la opcion, ajustado hacia arriba o hacia abajo por la diferencia entre el precio de compra para el valor y el precio de ejercicio del Fondo. Si no se ejercen las opciones y el precio del valor subyacente baja, el monto de tal baja sera compensado por el monto de la prima recibida.

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La emision de opciones de venta cubiertas es similar, en cuanto a las caracteristicas de riesgo y rendimiento, a las transacciones de compra y emision. Si el precio del valor subyacente sube o de otra manera esta por encima del precio de ejercicio, la opcion de venta vencera sin tener ningun valor y la ganancia de un Fondo estara limitada a la prima recibida. Si el precio de mercado del valor subyacente baja o de otra manera esta por debajo del precio de ejercicio, un Fondo podra optar por cerrar la posicion o aceptar la entrega del valor al precio de ejercicio, y el rendimiento de ese Fondo sera la prima recibida de las opciones de venta menos el monto por el cual el precio de mercado del valor esta por debajo del precio de ejercicio.

Un Fondo podra comprar opciones para proveer cobertura contra una baja en el valor de su cartera. Al utilizar opciones de venta de esa manera, un Fondo reducira cualquier ganancia que de otra forma hubiera realizado en el valor subyacente por el monto de la prima pagada por la opcion de venta y los costos de transaccion.

Un Fondo podra comprar opciones de compra para proveer cobertura contra un aumento en el precio de valores que pueda comprar en el futuro. La prima pagada por la opcion de compra mas cualesquier costos de transaccion reduciran el beneficio, si lo hubiere, realizado por tal Fondo al ejercicio de la opcion, y, a menos que el precio del valor subyacente aumente lo suficiente, la opcion podra vencer sin tener ningun valor para ese Fondo.

INSTRUMENTOS EN EURODOLARES. Un Fondo podra hacer inversiones en instrumentos en eurodolares. Los instrumentos en eurodolares son contratos de futuros u opciones sobre los mismos denominados en dolares de EE.UU. que estan vinculados al Tipo de Interes del Mercado Interbancario de Londres ("London Interbank Offered Rate" o "LIBOR"), aunque instrumentos denominados en divisas se encuentran disponibles periodicamente. Los contratos de futuros en eurodolares permiten que los compradores obtengan un tipo fijo para la concesion de prestamos y que los vendedores obtengan un tipo fijo para la obtencion de prestamos. Un Fondo podria utilizar contratos de futuros en eurodolares y opciones sobre los mismos para proveer cobertura contra cambios en LIBOR, al cual muchas permutas financieras ("swaps") de tipos de interes e instrumentos de tipo fijo estan vinculados.

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PERMUTAS FINANCIERAS ("SWAPS") Y PRODUCTOS VINCULADOS A LAS PERMUTAS FINANCIERAS
("SWAP-RELATED PRODUCTS"). Un Fondo podra celebrar transacciones de permutas ("swaps"), limites maximos ("caps") y limites minimos ("floors") de tipos de interes sobre bases de activos o pasivos, dependiendo de si provee cobertura para sus activos o sus pasivos, y normalmente celebrara permutas de tipos de interes sobre bases netas (es decir, las dos corrientes de pagos se compensan, y el Fondo recibira o pagara, segun corresponda, solo el monto neto de los dos pagos). El monto neto del excedente, si lo hubiere, de las obligaciones de un Fondo por encima de su derecho con respecto a cada permuta ("swap") de tipos de interes sera calculado a diario, y un monto de efectivo u otros activos liquidos que tengan un valor neto patrimonial total equivalente a por lo menos el exceso acumulado sera mantenido en una cuenta separada por el custodio de los Fondos.
Si un Fondo celebra una permuta ("swap") de tipos de interes que no sea sobre bases netas, mantendra una cuenta separada por el monto total acumulado sobre bases diarias de sus obligaciones con respecto a la permuta. Un Fondo no celebrara ninguna transaccion de permuta ("swap"), limite maximo ("caps") o limite minimo ("floors") de tipos de interes a menos que la deuda preferente no garantizada o la habilidad para pagar reclamos de la otra parte de la misma este calificada en una de las tres categorias mas altas de por lo menos una NRSRO en el momento de celebrarse tal transaccion. Janus Capital vigilara la solvencia de credito de todas las contrapartes sobre bases permanentes. Si ocurre un incumplimiento de la otra parte de tal transaccion, un Fondo tendra recursos contractuales conforme a los acuerdos relativos a la transaccion.

El mercado de permutas financieras ("swaps") ha crecido considerablemente en anos recientes, habiendo un gran numero de bancos y firmas de banca de inversion actuando tanto como mandantes como mandatarios, utilizando documentacion estandarizada de permutas financieras ("swaps"). Janus Capital ha determinado que, como resultado, el mercado de permutas financieras se ha vuelto relativamente liquido. Los limites maximos ("caps") y los limites minimos ("floors")son innovaciones mas recientes para las cuales no se ha desarrollado todavia documentacion estandarizada y, por lo tanto, son menos liquidos que las permutas financieras. En la medida en que un Fondo venda (o sea, emita) limites maximos y limites minimos, separara efectivo u otros activos liquidos que tengan un valor neto patrimonial total equivalente a por lo menos el monto completo, acumulado diariamente, de sus obligaciones con respecto a cualesquier limites maximos o limites minimos.

No existe ningun limite sobre el monto de transacciones de permutas financieras de tipos de interes que un Fondo pueda celebrar. En algunos casos, estas transacciones podran implicar la entrega de valores u otros activos subyacentes por un Fondo o su contraparte para proporcionar colateral para obligaciones bajo la permuta. Conforme a la documentacion que se utiliza actualmente en estos mercados, el riesgo de perdida con respecto a permutas financieras de tipos de interes esta limitado al monto neto de los pagos que un Fondo tiene la obligacion contractual de efectuar. Si la otra parte de una permuta de tipos de interes que no tiene colateral incumple, un Fondo correria el riesgo de perder el monto neto de los pagos que tiene derecho contractual a recibir conforme al contrato. Un Fondo puede comprar y vender (o sea, emitir) limites maximos y limites minimos sin limitacion, sujeto al requisito de separacion descrito anteriormente.

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RIESGOS ADICIONALES DE OPCIONES SOBRE DIVISAS, CONTRATOS A PLAZO E INSTRUMENTOS
EXTRANJEROS. A diferencia de las transacciones celebradas por los Fondos en contratos de futuros, las opciones sobre divisas y contratos a plazo no se negocian en mercados de contratos regulados por la CFTC o (con la excepcion de ciertas opciones de divisas) por la SEC. Al contrario, tales instrumentos se negocian a traves de instituciones financieras que actuan como promotores de mercado, aunque las opciones de divisas se negocian tambien en ciertas Bolsas, tales como la Bolsa de Valores de Filadelfia (Philadelphia Stock Exchange) o la Bolsa de Opciones de la Junta de Chicago (Chicago Board Options Exchange), sujetos a la regulacion de la SEC. Asimismo, las opciones sobre divisas pueden ser negociadas extrabursatilmente ("over the counter"). En el entorno de compraventa extrabursatil ("over the counter"), no se encuentran disponibles muchas de las protecciones que se brindan a los participantes en las Bolsas. Por ejemplo, no existen limites sobre las fluctuaciones diarias en los precios, y, por lo tanto, los movimientos de mercado adversos podrian continuar ilimitadamente durante un periodo de tiempo. Aunque el comprador de una opcion no puede perder mas que el monto de la prima mas los costos de transaccion correspondientes, se podria perder el total de este monto. Aun mas, una entidad emisora de opciones y un comprador o vendedor de contratos de futuros o a plazo podria perder montos sustancialmente superiores a cualquier prima recibida o cualquier margen o colateral depositado debido los requisitos adicionales potenciales de margen y colateral asociados con tales posiciones.

Al igual que otros valores negociados en las Bolsas, las opciones sobre divisas que se negocian en las Bolsas se encuentran dentro de la jurisdiccion de la SEC. Como resultado de lo anterior, muchas de las protecciones que se les brindan a los operadores en las Bolsas organizadas estaran disponibles con respecto a tales transacciones. En particular, todas las posiciones de opciones de divisas celebradas en una Bolsa son compensadas y garantizadas por la OCC, reduciendo asi el riesgo de incumplimiento de las contrapartes. Es mas, un mercado secundario liquido en opciones negociadas en una Bolsa, podra estar mas facilmente disponible, que en el mercado extrabursatil ("over the counter"), permitiendo potencialmente que un Fondo liquide posiciones abiertas a una ganancia antes del ejercicio o el vencimiento, o que limite perdidas en caso de movimientos de mercado adversos.

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Sin embargo, la compra y venta de opciones de divisas negociadas en bolsa esta sujeta a los riesgos de la disponibilidad de un mercado secundario liquido descrito anteriormente, al igual que a riesgos con respecto a movimientos de mercado adversos, el establecimiento de margen para las opciones emitidas, la naturaleza del mercado de divisas, la posible intervencion de las autoridades gubernamentales y los efectos de otros sucesos politicos y economicos. Asimismo, opciones sobre divisas negociadas en bolsa conllevan ciertos riesgos que no se presentan en los mercados extrabursatiles ("over the counter"). Por ejemplo, el ejercicio y la liquidacion de tales opciones deben hacerse exclusivamente a traves de la OCC, la cual ha establecido relaciones bancarias en paises extranjeros aplicables para ese fin. Como resultado, si la OCC determina que restricciones o impuestos aplicados por gobiernos extranjeros pudieran impedir la liquidacion ordenada de ejercicios de opciones de divisas, o pudieran resultar en cargas indebidas para la OCC o su miembro de compensacion, esta podra imponer procedimientos especiales sobre el ejercicio y la liquidacion, tales como cambios tecnicos en la mecanica de la entrega de divisas, la fijacion de precios de liquidacion en dolares o prohibiciones sobre el ejercicio.

Asimismo, opciones sobre valores del gobierno de los EE.UU., contratos de futuros, opciones sobre contratos de futuros, contratos a plazo y opciones sobre divisas podran ser negociadas en bolsas extranjeras y extrabursatilmente ("over the counter") en paises extranjeros. Tales transacciones estan sujetas al riesgo de acciones gubernamentales que afecten la compraventa o los precios de divisas
o valores extranjeros. El valor de tales posiciones podria tambien verse afectado de manera adversa por (i) otros factores externos complejos de indole politica y economica, (ii) una menor disponibilidad de datos que en los Estados Unidos en base a los cuales tomar decisiones de compraventa, (iii) demoras en la habilidad de un Fondo para reaccionar ante sucesos economicos que ocurran en mercados extranjeros fuera del horario comercial en los Estados Unidos, (iv) la imposicion de diferentes terminos y procedimientos de ejercicio y liquidacion y requisitos de margen que en los Estados Unidos y (v) un volumen de compraventa bajo.

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ASESOR DE INVERSIONES
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Como se indica en los Prospectos, cada Fondo tiene un Contrato de Asesoria de
Inversiones con Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Cada Contrato de Asesoria dispone que Janus Capital suministrara asesoramiento y recomendaciones continuas con respecto a las inversiones de los Fondos, proveera espacio de oficina para los Fondos y pagara los sueldos, honorarios y gastos de todos los funcionarios de los Fondos y de aquellos Administradores Fiduciarios que estan afiliados con Janus Capital. Janus Capital podra tambien efectuar pagos a firmas de agentes de bolsa-corredores o instituciones selectas que proporcionen servicios de mantenimiento de registros u otros servicios con respecto a las cuentas de los accionistas. El tamano total minimo necesario para ser elegible para tales pagos, y los factores para la seleccion de las firmas de agentes de bolsa-corredores e instituciones a las cuales se efectuen los pagos, son determinados periodicamente por Janus Capital. Janus Capital esta autorizada tambien para proporcionar los servicios de gestion y administracion necesarios para la operacion de los Fondos.

Los Fondos pagan honorarios y gastos de custodia y agente de transferencias, comisiones de intermediacion y diferenciales de agentes de bolsa y otros gastos en relacion con la ejecucion de transacciones de cartera, gastos legales y contables, intereses e impuestos, cargos de registro, gastos de las asambleas de accionistas e informes a los accionistas, honorarios y gastos de Administradores Fiduciarios que no esten afiliados con Janus Capital, costos de preparar, imprimir y enviar por correo los Prospectos y DIA de los Fondos a los accionistas actuales y otros costos de cumplir con leyes aplicables que rigen la venta de acciones de los Fondos. Conforme a los Contrato de Asesoria, Janus Capital prestara ciertos servicios adicionales, incluyendo la determinacion del valor neto patrimonial y servicios contables de los fondos, de mantenimiento de registros y de inscripcion y control de valores conforme a las leyes estatales de regulacion y fiscalizacion "blue sky", para los cuales los Fondos podran reembolsarle los costos a Janus Capital.

Cada uno de los Fondos de Valores de Renta Variable Nacionales y Mundiales/Internacionales ha convenido en remunerar a Janus Capital por sus servicios mediante el pago mensual de una comision a la tasa anual del 0.65% del activo neto diario promedio de cada Fondo. Esta comision es igual o inferior a la comision que cada uno de los Fondos de Renta Variable Nacionales y Mundiales/Internacionales pago en virtud de su antiguo acuerdo durante su ano fiscal mas reciente.

El Janus High-Yield Fund ha convenido en remunerar a Janus Capital por sus servicios mediante el pago mensual de un honorario a la tasa anual del 0.75% de los primeros U.S. $300 millones del activo neto diario promedio del Fondo y el 0.65% del activo neto diario promedio superior a U.S. $300 millones. Cada uno del Janus Flexible Income Fund y el Janus Short-Term Bond Fund ha convenido en remunerar a Janus Capital por sus servicios mediante el pago mensual de un honorario a la tasa anual del 0.65% de los primeros U.S. $300 millones del activo neto diario promedio del Fondo, mas el 0.55% del activo neto diario promedio del Fondo superior a U.S. $300 millones. El Janus Federal Tax-Exempt Fund ha convenido en remunerar a Janus Capital por sus servicios mediante el pago mensual de un honorario a la tasa anual del 0.60% de los primeros U.S. $300 millones del activo neto promedio diario del Fondo y el 0.55% del activo neto promedio diario superior a U.S. $300 millones. Janus Capital ha convenido en dispensar el honorario de asesoria pagadero por cualquiera de estos Fondos por un monto equivalente al monto, si lo hubiere, por el cual los gastos operativos normales de tal Fondo cargables a su cuenta de ingreso en cualquier ano fiscal, incluyendo el honorario de asesoria de inversiones, pero excluyendo las comisiones de intermediacion, los intereses, los impuestos y los gastos extraordinarios, que excedan del 1% del activo neto diario promedio para un ano fiscal para el Janus Flexible Income Fund y el Janus High-Yield Fund y del 0.65% del activo neto promedio diario para un ano fiscal para el Janus Short-Term Bond Fund y el Janus Federal Tax-Exempt Fund.

La siguiente tabla resume los honorarios de asesoria pagados por los Fondos y cualesquiera dispensa del honorario de asesoria para los ultimos tres periodos fiscales de cada Fondo. La informacion mencionada a continuacion es para anos fiscales finalizados el 31 de octubre. La informacion que se presenta en la tabla siguiente refleja las comisiones de administracion vigentes durante cada uno de los periodos que se muestran. A partir del 31 de enero del 2000, las comisiones de administracion de los Fondos de Valores de Renta Variable Nacionales y los Fondos de Valores de Renta Variable Mundiales/Internacionales fueron cambiadas al 0.65% del activo neto diario promedio de cada Fondo. Esta comision es igual o inferior a la comision que cada Fondo pago en virtud de su antiguo acuerdo.



                                      1999                                 1998                                1997
Nombre del fondo       Honorarios de asesoria     dispensa    Honorarios de asesoria   dispensa    Honorarios de asesoria   dispensa
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund                U.S.$188,515,455               -       U.S.$135,223,467             -      U.S.$114,245,282              -
Janus Enterprise Fund     U.S.$  7,724,455               -       U.S.$  3,982,454             -      U.S.$  4,438,870              -
Janus Mercury Fund        U.S.$ 34,579,777               -       U.S.$ 14,070,962             -      U.S.$ 13,721,557              -
Janus Olympus Fund        U.S.$ 15,147,815               -       U.S.$  5,433,827             -      U.S.$  3,801,421              -
Janus Special
  Situations Fund         U.S.$  6,903,567               -       U.S.$  5,040,157             -      U.S.$  1,090,013(4)           -
Janus Strategic
  Value Fund(2)                        N/A               -                    N/A             -                   N/A              -
Janus Growth and
  Income Fund             U.S.$ 28,839,302               -       U.S.$ 16,512,709             -      U.S.$  9,650,498              -
Janus Balanced Fund       U.S.$ 13,099,760               -       U.S.$  3,869,978             -      U.S.$  2,167,710              -
Janus Equity Income
  Fund                    U.S.$  4,084,064               -       U.S.$  1,002,095             -      U.S.$    394,962              -
Janus Worldwide Fund      U.S.$122,952,544               -       U.S.$ 85,269,327             -      U.S.$ 51,015,512              -
Janus Global Life
  Sciences Fund(3)        U.S.$  1,422,165(4)            -                    N/A             -                   N/A              -
Janus Flexible Income
  Fund                    U.S.$  7,263,529               -       U.S.$  5,210,692             -      U.S.$  3,910,319              -
Janus Federal Tax-
  Exempt Fund             U.S.$    614,197    U.S.$352,448       U.S.$    444,799  U.S.$236,058      U.S.$    321,447   U.S.$236,762
Janus High-Yield Fund     U.S.$  2,217,408    U.S.$ 75,922       U.S.$  2,772,932             -      U.S.$  1,993,630   U.S.$ 18,746
Janus Short-Term Bond
  Fund                    U.S.$    883,230    U.S.$504,515       U.S.$    582,112  U.S.$354,262      U.S.$    314,737   U.S.$258,118



                                      1997
Nombre del fondo       Honorarios de asesoria     dispensa
-------------------------------------------------------------
Janus Fund                U.S.$ 89,848,418                  -
Janus Enterprise Fund     U.S.$  4,348,549                  -
Janus Mercury Fund        U.S.$ 12,407,830                  -
Janus Olympus Fund        U.S.$  1,783,296(3)               -
Janus Special
  Situations Fund                      N/A                  -
Janus Strategic
  Value Fund(2)           U.S.$ 22,477,667                  -
Janus Growth and
  Income Fund                          N/A                  -
Janus Balanced Fund       U.S.$ 19,645,721                  -
Janus Equity Income
  Fund                    U.S.$  1,264,551                  -
Janus Worldwide Fund      U.S.$     71,858(2)               -
Janus Global Life
  Sciences Fund(3)        U.S.$  5,501,734                  -
Janus Flexible Income
  Fund                    U.S.$  3,620,317                  -
Janus Federal Tax-
  Exempt Fund             U.S.$    556,207(3)    U.S.$122,504
Janus High-Yield Fund     U.S.$    217,873       U.S.$167,598
Janus Short-Term Bond
  Fund                    U.S.$    274,319       U.S.$238,092

(1) Del 31 de diciembre de 1996 (inicio) al 31 de octubre de 1997.
(2) El Fondo no habia iniciado sus operaciones al 31 de octubre de 1999.
(3) El Fondo no habia iniciado sus operaciones al 31 de octubre de 1998.
(4) Del 31 de diciembre de 1998 (inicio) al 31 de octubre de 1999.

El Contrato de Asesoria para cada uno de los Fondos tiene fecha del 1(o) de julio de 1997 (con excepcion del Janus Global Life Sciences Fund, el cual tiene fecha del 14 de septiembre de 1998, y el Janus Strategic Value Fund, el cual tiene fecha del 14 de septiembre de 1999). Cada uno de los Contratos de Asesoria de los Fondos de Valores de Renta Variable Nacionales y los Fondos de Valores de Renta Variable Mundiales/Internacionales fue modificado a partir del 31 de enero del 2000. Cada Contrato de Asesoria continuara en vigor hasta el 1(o) de julio del 2000 (con la excepcion del acuerdo del Janus Strategic Value Fund , el cual continuara en vigor hasta el 1(o) de julio del 2001), y en lo sucesivo, de un ano a otro siempre que tal continuacion sea aprobada anualmente por una mayoria de los Administradores Fiduciarios de los Fondos que no sean partes de los Contratos de Asesoria o personas interesadas de cualquier parte, y por una mayoria de las acciones con derecho a voto en circulacion o por los Administradores Fiduciarios de los Fondos. Cada Contrato de Asesoria (i) se podra dar por terminado sin el pago de ninguna penalidad por un Fondo o Janus Capital previo aviso por escrito dado con 60 dias de anticipacion; (ii) termina automaticamente en caso de su cesion; (iii) en general, no podra ser modificado sin la aprobacion por medio de voto de la mayoria de los Administradores Fiduciarios del Fondo en cuestion, incluyendo los Administradores Fiduciarios que no sean personas interesadas de ese Fondo o Janus Capital y, en la medida en que lo requiera la Ley de 1940, el voto de una mayoria de las acciones con derecho al voto en circulacion de ese Fondo.

Janus Capital actua como subasesor de varios fondos mutuos de marca privada y proporciona servicios de asesoria por separado a cuentas institucionales. Las decisiones de inversion para cada cuenta administrada por Janus Capital, incluyendo las de los Fondos, son tomadas independientemente de las de cualquier otra cuenta que sea, o que en el futuro pueda ser, administrada por Janus Capital o sus afiliadas. Sin embargo, si varias cuentas administradas por Janus Capital participan simultaneamente en la compra o venta del mismo valor, las ordenes podran ser combinadas y/o las transacciones podran ser promediadas en cuanto al precio y podran ser asignadas de manera equitativa a cada cuenta. En algunos casos, esta politica podria afectar de manera adversa el precio pagado o recibido por una cuenta o el tamano de la posicion obtenida o liquidada para una cuenta. Conforme a una orden de exencion concedida por la SEC, los Fondos y otros fondos asesorados por Janus Capital podran tambien transferir saldos de efectivo diarios no invertidos a una o mas cuentas de compraventa conjuntas. Los activos en las cuentas de compraventa conjuntas se invierten en instrumentos del mercado monetario y el producto se asigna de manera prorrateada a los fondos participantes.

Kansas City Southern Industries, Inc. ("KCSI") es propietaria de aproximadamente el 82% de las acciones con derecho al voto en circulacion de Janus Capital, la mayor parte de las cuales fueron adquiridas en 1984. KCSI es una compania tenedora cotizada en bolsa cuyas subsidiarias principales se dedican a servicios de transporte y procesamiento de informacion y servicios financieros. Thomas H. Bailey, Presidente de Janus Capital y del Consejo de Administracion de la misma, posee aproximadamente el 12% de las acciones con derecho al voto y, de conformidad con KCSI, selecciona a la mayoria del Consejo de Administracion de Janus Capital.

KCSI ha anunciado su intencion de separar sus negocios de servicios de transporte y servicios financieros. KCSI espera que la separacion se completara en el primer trimestre del 2000.

Cada cuenta administrada por Janus Capital tiene sus propios objetivos y politicas de inversion y es administrada por un determinado administrador de cartera o equipo de administradores de cartera. Como resultado de lo anterior, periodicamente, dos o mas cuentas administradas diferentes podran seguir estrategias de inversion divergentes con respecto a inversiones o categorias de inversiones.

A los administradores de cartera de los Fondos no se les permite que compren y vendan valores para sus propias cuentas salvo conforme a excepciones limitadas contenidas en el Codigo de Etica de los Fondos (el "Codigo"). El Codigo de Etica de los Fondos esta registrado y disponible en la SEC a traves de su sitio en Internet, en la direccion www.sec.gov. El Codigo se aplica a Consejeros/Administradores Fiduciarios de Janus Capital y los Fondos y a empleados de Janus Capital y el Fideicomiso, y exige que el personal de inversion, Consejeros internos/Administradores Fiduciarios de Janus Capital y los Fondos y ciertos otros empleados designados, que se considere tengan acceso a informacion de compraventa actualizada, obtengan autorizacion previa para todas las transacciones en valores que de otra forma no esten exentas conforme al Codigo. Las solicitudes para la autorizacion de compraventa seran denegadas cuando, entre otros motivos, la transaccion personal propuesta fuera contraria a las disposiciones del Codigo o se considerara que pudiera afectar de manera adversa a cualquier transaccion que se conozca en ese momento este siendo considerada o que se haya efectuado a nombre de cualquier cuenta del cliente, incluyendo los Fondos.

Ademas del requisito de autorizacion previa descrito anteriormente, el Codigo somete a dicho personal a diversas restricciones de compraventa y obligaciones de dar informes. Se exige que todas las transacciones reportables sean analizadas para ver si cumplen con el Codigo. En ciertas circunstancias, a dichas personas se les podra exigir tambien que renuncien a las ganancias obtenidas en las compraventas personales.

Las disposiciones del Codigo son administradas por, y estan sujetas a excepciones autorizadas por Janus Capital.

CUSTODIO, AGENTE DE TRANSFERENCIAS Y CIERTAS AFILIACIONES
-------------------------------------------------------------------------------

State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 es el custodio de los valores nacionales y del efectivo de los Fondos. State Street y los subcustodios extranjeros seleccionados por el mismo y aprobados por los Administradores Fiduciarios tienen custodia de los activos de los Fondos mantenidos fuera de los Estados Unidos y el efectivo correspondiente de los mismos. El custodio y los subcustodios salvaguardan los activos de los Fondos y recaudan y remiten el ingreso de los mismos, conforme a las instrucciones de cada Fondo.

Janus Service Corporation, P.O. Box 173375, Denver, Colorado 80217-3375, una subsidiaria propiedad absoluta de Janus Capital, es el agente de transferencias de los Fondos. Asimismo, Janus Service proporciona a los Fondos ciertos otros servicios administrativos, de mantenimiento de registros y de relaciones con los accionistas. Para los servicios de agencia de transferencia y otros servicios, Janus Service recibe un honorario calculado a una tasa anual del 0.16% del activo neto promedio de cada Fondo y, ademas, U.S. $4 por cada cuenta de accionista abierta en cada Fondo con excepcion del Janus Fund. Asimismo, los Fondos le pagan a DST Systems, Inc. ("DST"), una subsidiaria de KCSI, honorarios de licencia a razon de U.S. $3.06 cada ano por cuenta de accionista para los fondos de renta variable y U.S. $3.98 por cuenta de accionista para los fondos de renta fija, por el uso del sistema de contabilidad de accionistas de DST. Los Fondos le pagan tambien a DST U.S. $1.10 por cuenta de accionista cerrada. Los Fondos le pagan a DST por el uso de su sistema de contabilidad de carteras y fondos un honorario base mensual de U.S. $250 a U.S. $1,250 por mes basado en el numero de fondos de Janus que utilizan el sistema y un cargo por activos de U.S. $1 por millon de dolares de activos netos (que no exceda U.S. $500 al mes). Asimismo, los Fondos le pagan a DST costos postales y de formularios en que incurra una afiliada de DST por enviar confirmaciones de transacciones a los accionistas de los Fondos.

Los Administradores Fiduciarios han autorizado a los Fondos para que utilicen otra afiliada de DST como corredor introductorio para ciertas transacciones de cartera de los Fondos, como una manera de reducir los gastos de los Fondos a traves de creditos contra los cargos de DST y sus afiliadas, con respecto a comisiones ganadas por tal afiliada. Vease "Transacciones de Cartera y Comisiones de Intermediacion".

Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4928, una subsidiaria en propiedad absoluta de Janus Capital, es distribuidor de los Fondos. Janus Distributors esta registrado como corredor-agente de cambio y bolsa bajo la Ley de Intercambio de Valores (Securities Exchange Act) de 1934 y es miembro de la National Association of Securities Dealers, Inc. Janus Distributors actua como agente de los Fondos en relacion con la venta de sus acciones en todos los estados en los cuales las acciones esten registradas y en los cuales Janus Distributors este autorizado como corredor-agente de cambio y bolsa. Conforme al Acuerdo de Distribucion, Janus Distributors ofrece continuamente las acciones de los Fondos y acepta ordenes al valor neto patrimonial. Los inversionistas no pagan cargos de ventas. Los gastos promocionales en relacion con ofertas y ventas de acciones son pagados por Janus Capital.

TRANSACCIONES DE CARTERA E INTERMEDIACION
--------------------------------------------------------------------------------

Las decisiones referentes a la asignacion de negocios de cartera para los Fondos y la negociacion de comisiones son tomadas por Janus Capital, cuya politica es obtener la "mejor ejecucion" (ejecucion inmediata y confiable al precio de instrumento mas favorable) de todas las transacciones de cartera. Los Fondos pueden negociar valores extranjeros en paises extranjeros, ya que el mejor mercado disponible para estos valores se encuentra a menudo en bolsas extranjeras. En transacciones en bolsas de valores extranjeras, las comisiones de los corredores son a menudo fijas y son a menudo mas altas que en los Estados Unidos, en donde las comisiones son negociables.

Al seleccionar a corredores y agentes de cambio y bolsa y negociar comisiones, Janus Capital considera diversos factores, incluyendo, sin limitacion: el conocimiento por parte de Janus Capital acerca de tasas de comision negociadas disponibles actualmente o precios de valores disponibles actualmente y otros costos de transaccion corrientes; la naturaleza del valor que se negocia; el tamano y el tipo de la transaccion; la naturaleza y caracter de los mercados para el valor a comprarse o venderse; el momento deseado de la transaccion; la actividad existente y prevista en el mercado para el valor en cuestion; la confidencialidad; la calidad de los servicios de ejecucion, compensacion y liquidacion; la estabilidad financiera del corredor o agente de bolsa; la existencia de problemas reales o aparentes de cualquier corredor o agente de bolsa; reembolsos de comisiones por parte de un corredor al Fondo o a un tercero proveedor de servicios al Fondo para reintegrar gastos del Fondo asi como los productos o servicios de investigacion que se proporcionen. Reconociendo el valor de los factores anteriores, Janus Capital podra colocar transacciones de cartera con un corredor o agente de bolsa con el cual haya negociado una comision que sea superior a la comision que otro corredor o agente de bolsa hubiera cobrado por efectuar la transaccion, si Janus Capital determina de buena fe que tal monto de comision fue razonable en relacion con el valor del corretaje y la investigacion proporcionada por tal corredor o agente de bolsa en lo que se refiere a esa transaccion, en particular a las responsabilidades globales de Janus Capital. La investigacion podra incluir el prestar asesoramiento directamente, o a traves de publicaciones o escritos, en cuanto al valor de instrumentos, la conveniencia de comprar o vender valores especificos y la conveniencia de valores o compradores o vendedores de valores; dar seminarios, informacion, analisis e informes relativos a entidades emisoras, industrias, valores, mercados y metodos de compraventa; sucesos legislativos, cambios en las practicas contables, factores y tendencias economicas y estrategias de cartera; acceso a analistas de investigacion, personal directivo empresarial, expertos de la industria, economistas y funcionarios gubernamentales, evaluacion de desempeno comparativo y servicios de medicion tecnica y servicios de cotizacion y productos y otros servicios (tales como publicaciones de terceros, informes y analisis, acceso electronico y por computadora, equipos, software, informacion y accesorios que entregan, procesan
o de otra forma utilizan informacion, incluyendo la investigacion descrita anteriormente) que ayuden a Janus Capital a cumplir sus responsabilidades. La investigacion recibida de corredores o agentes de bolsa complementa los propios esfuerzos de investigacion de Janus Capital. La mayoria de los corredores y agentes de bolsa utilizados por Janus Capital proporcionan investigacion y otros servicios descritos anteriormente.

Para el ano finalizado el 31 de octubre de 1999, el total de comisiones de intermediacion pagadas por los Fondos a corredores y agentes de bolsa en transacciones identificadas para la ejecucion principalmente en base a investigacion y otros servicios proporcionados a los Fondos, se resume a continuacion:


Nombre del fondo                      Comisiones           Transacciones
--------------------------------------------------------------------------------
Janus Fund                            U.S.$12,735,159     U.S.$13,856,863,342
Janus Enterprise Fund                 U.S.$   407,006     U.S.$   306,752,804
Janus Mercury Fund                    U.S.$ 4,322,612     U.S.$ 4,257,705,057
Janus Olympus Fund                    U.S.$ 1,392,557     U.S.$ 1,344,543,892
Janus Special Situations Fund         U.S.$   851,064     U.S.$   510,347,940
Janus Growth and Income Fund          U.S.$ 1,611,590     U.S.$ 1,554,067,438
Janus Balanced Fund                   U.S.$   461,741     U.S.$   423,610,744
Janus Equity Income Fund              U.S.$   231,426     U.S.$   216,788,958
Janus Worldwide Fund                  U.S.$ 3,386,046     U.S.$ 3,317,636,878
Janus Global Life Sciences Fund(1)    U.S.$   281,300     U.S.$   279,928,575

(1) Del 31 de diciembre de 1998 (inicio) al 31 de octubre de 1999.

Nota: los Fondos que no se incluyen en la tabla no pagaron ninguna comision relativa a la investigacion para el periodo declarado.

Janus Capital puede utilizar productos y servicios de investigacion al prestarle servicio a otras cuentas ademas de los Fondos. Si Janus Capital determina que cualquier producto o servicio de investigacion tiene un uso mixto, tal que tambien cumpla funciones que no ayuden en el proceso de toma de decisiones de inversion, Janus Capital podra asignar los costos de tal servicio o producto de manera correspondiente. Solo esa porcion del producto o servicio que Janus Capital determine que le ayudara en el proceso de toma de decisiones de inversion, podra ser pagado en dolares de comisiones de intermediacion. Tal asignacion podra crear un conflicto de intereses para Janus Capital.

Janus Capital no celebra acuerdos con corredores con respecto a la colocacion de transacciones de valores debido a los servicios de investigacion que proporcionan. Sin embargo, si cuenta con un procedimiento interno para asignar transacciones de una manera coherente con su politica de ejecucion a corredores que haya identificado como corredores que proporcionan una ejecucion y una investigacion superiores, asi como productos o servicios relativos a la investigacion que beneficien a los clientes a los que asesora, incluyendo los Fondos. Los productos y servicios de investigacion incidentales a la realizacion de transacciones de valores que sean suministrados por corredores o agentes de bolsa podran ser utilizados al prestarle servicio a todos o a cualquiera de los clientes de Janus Capital, y tal investigacion no necesariamente sera utilizada por Janus Capital en relacion con las cuentas que hayan pagado comisiones al corredor-agente de cambio y bolsa que proporcione tales productos y servicios de investigacion.

Janus Capital podra tomar en consideracion ventas de acciones de los Fondos por un corredor-agente de cambio y bolsa o la recomendacion de un corredor-agente de cambio y bolsa a sus clientes de que compren acciones de los Fondos como un factor en la seleccion de corredores-agentes de cambio y bolsa para ejecutar transacciones de cartera de los Fondos. Janus Capital podra tambien tomar en consideracion pagos hechos por corredores que efectuen transacciones para un Fondo i) al Fondo o ii) a otras personas a nombre del Fondo por servicios proporcionados al Fondo para los cuales tendria la obligacion de pagar. Al colocar negocios de cartera con tales corredores-agentes de cambio y bolsa, Janus Capital buscara la mejor ejecucion de cada transaccion.

Cuando los Fondos compren o vendan un valor en el mercado extrabursatil ("over the counter"), la transaccion toma lugar directamente con un promotor de mercado principal, sin el uso de un corredor, salvo en aquellas circunstancias en las cuales, a juicio de Janus Capital, se alcancen mejores precios y ejecuciones a traves del uso de un corredor.

Los Administradores Fiduciarios de los Fondos han autorizado a Janus Capital para que coloque transacciones con DST Securities, Inc. ("DSTS"), una subsidiaria corredora-agente de cambio y bolsa propiedad absoluta de DST. Janus Capital podra hacerlo si considera razonablemente que la calidad de la transaccion y la comision correspondiente son justas y razonables y si, en general, los costos de transaccion correspondientes, despues de descontar cualesquier creditos de los descritos anteriormente en "Custodio, Agente de Transferencias y Ciertas Afiliaciones" sean mas bajos que los que, de otra forma, hubiera incurrido.

La tabla a continuacion muestra el monto total de comisiones de intermediacion pagadas por cada Fondo para los periodos fiscales finalizados el 31 de octubre de cada ano.



Nombre del fondo                          1999                 1998                  1997
-------------------------------------------------------------------------------------------------
Janus Fund                          U.S.$24,220,814      U.S.$28,468,686       U.S.$44,265,867
Janus Enterprise Fund               U.S.$ 1,437,645      U.S.$ 1,281,067       U.S.$ 1,366,588
Janus Mercury Fund                  U.S.$ 7,635,143      U.S.$ 3,829,712       U.S.$ 5,379,505
Janus Olympus Fund                  U.S.$ 2,699,806      U.S.$ 1,285,709       U.S.$ 1,188,032
Janus Special Situations Fund       U.S.$ 2,062,789      U.S.$ 2,183,339       U.S.$   883,811(1)
Janus Growth and Income Fund        U.S.$ 3,425,984      U.S.$ 3,923,528       U.S.$ 3,401,847
Janus Balanced Fund                 U.S.$ 1,046,051      U.S.$   471,225       U.S.$   642,234
Janus Equity Income Fund            U.S.$   493,786      U.S.$   218,190       U.S.$   179,800
Janus Worldwide Fund                U.S.$34,428,451      U.S.$32,987,352       U.S.$26,537,096
Janus Global Life Sciences Fund(2)  U.S.$   669,916(3)               N/A                   N/A
Janus Flexible Income Fund          U.S.$     5,000      U.S.$    35,152       U.S.$    35,674
Janus Federal Tax-Exempt Fund                    --      U.S.$    11,882                    --
Janus High-Yield Fund               U.S.$    12,353      U.S.$   101,250       U.S.$    55,654
Janus Short-Term Bond Fund          U.S.$     1,411      U.S.$       500       U.S.$     3,092


(1) Del 31 de diciembre de 1996 (inicio) al 31 de octubre de 1997.
(2) El Fondo no habia comenzado sus operaciones al 31 de octubre de 1998.
(3) Del 31 de diciembre de 1998 (inicio) al 31 de octubre de 1999.

Nota: Los Fondos que no se incluyen en la tabla no pagaron comisiones de intermediacion debido a que en las transacciones de valores para tales Fondos, agentes de bolsa participaron en calidad de mandantes.

               Tales comisiones de intermediacion incluyen los siguientes montos pagados a DSTS que redujeron los gastos accesorios de los Fondos de la siguiente manera:





                              Comisiones pagadas a
                             traves de DSTS para el
                             periodo finalizado el      Reduccion de   % de Comisiones  % de transacciones
Nombre del fondo             31 de octubre de 1999*       gastos*           totales+           totales
----------------------------------------------------------------------------------------------------------
Janus Fund                        U.S.$460,621          U.S.$345,465         1.90%           1.30%
Janus Enterprise Fund             U.S.$    917          U.S.$    688         0.06%           0.02%
Janus Mercury Fund                U.S.$ 77,757          U.S.$ 58,318         1.02%           0.71%
Janus Olympus Fund                U.S.$  6,177          U.S.$  4,633         0.23%           0.12%
Janus Special Situations Fund     U.S.$ 24,048          U.S.$ 18,036         1.17%           0.76%
Janus Growth and Income Fund      U.S.$ 33,857          U.S.$ 25,393         0.99%           0.76%
Janus Balanced Fund               U.S.$  3,274          U.S.$  2,456         0.31%           0.42%
Janus Worldwide Fund              U.S.$197,404          U.S.$148,053         0.57%           0.46%


Note: Funds that did not execute trades with DSTS during the stated period are not included in the table.


                          Comisiones pagadas a                      Comisiones pagadas a
                         traves de DSTS para el                     traves de DSTS para el
                         periodo finalizado el     Reduccion de      periodo finalizado el      Reduccion
Nombre del fondo         31 de octubre de 1998*      gastos*        31 de octubre de 1997*      de gasto*
----------------------------------------------------------------------------------------------------------
Janus Fund                   U.S.$517,147          U.S.$387,860         U.S.$1,118,869        U.S.$839,152
Janus Enterprise Fund        U.S.$  9,121          U.S.$  6,841         U.S.$   33,551        U.S.$ 28,388
Janus Mercury Fund           U.S.$ 17,664          U.S.$ 13,248         U.S.$   95,033        U.S.$ 71,275
Janus Olympus Fund           U.S.$ 12,268          U.S.$  9,201         U.S.$    5,922        U.S.$  4,442
Janus Special Situations
  Fund                       U.S.$ 21,682          U.S.$ 16,262                     --                  --
Janus Growth and Income
  Fund                       U.S.$ 70,167          U.S.$ 52,625         U.S.$   76,575        U.S.$ 57,431
Janus Balanced Fund          U.S.$  9,864          U.S.$  7,398         U.S.$    2,636        U.S.$  1,977
Janus Equity Income Fund     U.S.$  1,944          U.S.$  1,458         U.S.$    1,920        U.S.$  1,440
Janus Worldwide Fund         U.S.$ 54,582          U.S.$ 40,937         U.S.$  177,943        U.S.$133,457


* La diferencia entre comisiones pagadas a traves de DSTS y gastos reducidos constituye comisiones pagadas a un corredor de compensacion no afiliado.

+ Las diferencias entre el porcentaje de comisiones totales y el porcentaje de transacciones totales se debe, en parte, a variaciones entre los precios de las acciones y el numero de acciones negociadas, mientras que las tasas de comision de precio por accion promedio fueron practicamente iguales.


Nota: Los Fondos que no ejecutaron transacciones con DSTS durante los periodos indicados no se incluyen en la tabla.

Al 31 de octubre de 1999, ciertos Fondos poseian valores de sus corredores-agentes de cambio y bolsa normales (o companias matrices) de la siguiente manera:

[under fund name]

                                                                                   Valor de
                                      Nombre del corredor-agente                los instrumentos
Nombre del fondo                          de cambio y bolsa                         poseidos
------------------------------------------------------------------------------------------------
Janus Fund                            Charles Schwab Corp.                     U.S.$929,699,785
Janus Enterprise Fund                 Charles Schwab Corp.                     U.S.$ 24,660,521
Janus Olympus Fund                    Charles Schwab Corp.                     U.S.$ 36,601,250
Janus Growth and Income Fund          Charles Schwab Corp.                     U.S.$ 58,406,250
Janus Balanced Fund                   Charles Schwab Corp.                     U.S.$ 48,690,565
Janus Equity Income Fund              Charles Schwab Corp.                     U.S.$  3,721,875
Janus Short-Term Bond Fund            Merrill Lynch & Company, Inc.            U.S.$ 12,935,193
                                      Morgan Stanley Dean Witter & Co.         U.S.$  2,002,220

ADMINISTRADORES FIDUCIARIOS Y FUNCIONARIOS
--------------------------------------------------------------------------------
           Los siguientes son los nombres de los Administradores Fiduciarios y funcionarios del Fideicomiso, junto con una breve descripcion de sus ocupaciones principales durante los ultimos cinco anos.

Thomas H. Bailey, 62 anos de edad - Administrador Fiduciario, Presidente del Consejo y Presidente de la Compania*#
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Administrador Fiduciario, Presidente del Consejo y Presidente de Janus Aspen Series. Presidente del Consejo, Director Ejecutivo Principal, Consejero y Presidente de Janus Capital, Consejero de Janus Distributors, Inc.

James P. Craig, III, 43 anos de edad -- Administrador Fiduciario
y Vicepresidente*#
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Administrador Fiduciario y Vicepresidente de Janus Aspen Series. Director Principal de Inversiones, Director de Investigacion, Vicepresidente del Consejo y Consejero de Janus Capital. Anteriormente (junio de 1986-diciembre de 1999), Vicepresidente Ejecutivo y Administrador de Cartera del Janus Fund. Anteriormente (febrero de 1997-diciembre de 1999), Vicepresidente Ejecutivo y Co-administrador del Janus Venture Fund. Anteriormente (diciembre de 1993-diciembre de 1995), Vicepresidente Ejecutivo y Administrador de Cartera del Janus Balanced Fund.

* Persona interesada del Fideicomiso y de Janus Capital.
# Miembro del Comite Ejecutivo del Fideicomiso.

Gary O. Loo, 59 anos de edad - Administrador Fiduciario#
102 N. Cascade, Suite 500
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
           Administrador Fiduciario de Janus Aspen Series. Presidente y Consejero de High Valley Group, Inc., Colorado Springs, CO (inversiones).

Dennis B. Mullen, 56 anos de edad -- Administrador Fiduciario
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258
--------------------------------------------------------------------------------
           Administrador Fiduciario de Janus Aspen Series. Inversionista Particular. Anteriormente (1997-1998), Director Financiero Principal
           - Boston Market Concepts, Boston Chicken, Inc., Golden, CO (cadena de restaurantes); (1993-1997), Presidente y Director Ejecutivo Principal de BC Northwest, L.P., una franquicia de Boston Chicken, Inc., Bellevue, WA (cadena de restaurantes).

James T. Rothe, 56 anos de edad -- Administrador Fiduciario
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
           Administrador Fiduciario de Janus Aspen Series. Profesor de Negocios, Universidad de Colorado, Colorado Springs, CO. Socio, Phillips-Smith Retail Group, Colorado Springs, CO (una firma de capital de riesgo).

William D. Stewart, 55 anos de edad -- Administrador Fiduciario#
5330 Sterling Drive
Boulder, CO 80302
--------------------------------------------------------------------------------
           Administrador Fiduciario de Janus Aspen Series. Presidente de la Division HPS de MKS Instruments, Boulder, CO (fabricante de accesorios y valvulas de vacio)

# Miembro del Comite Ejecutivo del Fideicomiso.

Martin H. Waldinger, 61 anos de edad -- Administrador Fiduciario
4940 Sandshore Court
San Diego, CA 92130
--------------------------------------------------------------------------------
     Administrador Fiduciario de Janus Aspen Series. Asesor Privado. Anteriormente (1993-1996), Consejero de Run Technologies, Inc., una empresa de desarrollo de software, San Carlos, CA.

Laurence J. Chang, 34 anos de edad -- Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Coadministrador del Janus Worldwide Fund. Es tambien Vicepresidente Ejecutivo y Coadministrador del Janus Overseas Fund. Anteriormente, administrador asistente de cartera en Janus Capital (1998-1999). Anteriormente, analista de investigacion en Janus Capital (1993-1998).

David J. Corkins, 33 anos de edad -- Vicepresidente Ejecutivo*+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Administrador de Cartera del Janus Growth and Income Fund. Vicepresidente Ejecutivo de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente, analista de investigacion y administrador asistente de cartera en Janus Capital (1995-1997). Anteriormente, Director Financiero Principal de Chase U.S. Consumer Services, Inc., un negocio hipotecario de Chase Manhattan (1993-1995).

David C. Decker, 33 anos de edad -- Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Administrador de Cartera del Janus Special Situations Fund y el Janus Strategic Value Fund. Administrador Asistente de Cartera del Janus Fund. Vicepresidente de Janus Capital. Anteriormente, analista de investigacion en Janus Capital (1992-1996).




--------------------------------------------------------------------------------
# Miembro del Comite Ejecutivo del Fideicomiso.
* Persona interesada del Fideicomiso y de Janus Capital.
+ El Sr. Corkins y el Sr. Lammert son parientes por afinidad.

James P. Goff, 35 anos de edad -- Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Administrador de Cartera del Janus Enterprise Fund. Vicepresidente Ejecutivo de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente, Vicepresidente Ejecutivo y Administrador de Cartera del Janus Venture Fund (diciembre de 1993 a febrero de 1997).

Helen Young Hayes, 37 anos de edad -- Vicepresidente Ejecutiva*+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutiva y Coadministradora del Janus Worldwide Fund. Vicepresidente Ejecutiva y Coadministradora del Janus Overseas Fund. Vicepresidente Ejecutiva de Janus Aspen Series. Vicepresidente de Janus Capital.

Warren B. Lammert, 38 anos de edad -- Vicepresidente Ejecutivo*++
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Administrador de Cartera del Janus Mercury Fund. Vicepresidente de Janus Capital. Anteriormente, Vicepresidente Ejecutivo y Administrador de Cartera del Janus Venture Fund (diciembre 1993 a diciembre
     1996).

Thomas R. Malley, 31 anos de edad -- Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Administrador de Cartera del Janus Global Life Sciences Fund. Anteriormente, analista de investigacion en Janus Capital (1991-1998).




--------------------------------------------------------------------------------
* Persona interesada del Fideicomiso y de Janus Capital.
* Persona interesada del Fideicomiso y de Janus Capital.
+ La Srta. Young y la Srta. Hayes son hermanas.
++El Sr. Lammert y el Sr. Corkins son parientes por afinidad.

Karen L. Reidy, 32 anos de edad -- Vicepresidente Ejecutiva*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutiva y Administradora de Cartera del Janus Balanced Fund y el Janus Equity Income Fund. Administradora Asistente de Cartera del Janus Fund. Vicepresidente Ejecutiva de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente, analista de valores de renta variable en Janus Capital (1995-1999).

Blaine P. Rollins, 32 anos de edad -- Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutivo y Administrador de Cartera del Janus Fund. Anteriormente, Vicepresidente Ejecutivo y Administrador de Cartera del Janus Balanced Fund (enero de 1996-diciembre de 1999). Anteriormente, Vicepresidente Ejecutivo y Administrador de Cartera del Janus Equity Income Fund (junio de 1996-diciembre de 1999). Anteriormente, Administrador Asistente de Cartera del Janus Fund (enero de 1994-diciembre de 1999). Vicepresidente Ejecutivo de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente, operador de valores de renta fija y analista de valores de renta variable en Janus Capital (1990-1995).

Sandy R. Rufenacht, 34 anos de edad -- Vicepresidente Ejecutiva*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
     Vicepresidente Ejecutiva y Administradora de Cartera del Janus Short-Term Bond Fund y el Janus High-Yield Fund. Vicepresidente Ejecutiva de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente, Coadministradora del Janus Flexible Income Fund (junio de 1996 a febrero de
     1998). Anteriormente, contadora principal, operadora de valores de renta fija y analista de investigacion de valores de renta fija en Janus Capital (1990-1995).




--------------------------------------------------------------------------------
* Persona interesada del Fideicomiso y de Janus Capital.

Ronald V. Speaker, 35 anos de edad - Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Vicepresidente Ejecutivo y Administrador de Cartera del Janus Flexible Income Fund. Vicepresidente Ejecutivo de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente Coadministrador del Janus High-Yield Fund (diciembre de 1995-febrero de 1998). Anteriormente, Administrador de Cartera del Janus Short-Term Bond Fund (septiembre de 1992-diciembre de 1995) y el Janus Federal Tax-Exempt Fund (mayo de 1993-diciembre de 1995).


Darrell W. Watters, 36 anos de edad - Vicepresidente Ejecutivo*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Vicepresidente Ejecutivo y Administrador de Cartera del Janus Federal Tax-Exempt Fund. Vicepresidente Ejecutivo de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente, operador de bonos municipales y analista de investigacion en Janus Capital (1993-1995).

*Persona interesada del Fideicomiso y de Janus Capital.
+La Srta. Young y la Srta. Hayes son hermanas.
*Persona interesada del Fideicomiso y de Janus Capital.

Claire Young, 34 anos de edad - Vicepresidente Ejecutiva*+
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Vicepresidente Ejecutiva y Administradora de Cartera del Janus Olympus Fund. Vicepresidente de Janus Capital. Anteriormente, analista de investigacion y administradora asistente de cartera en Janus Capital (1992-1997).

Thomas A. Early, 45 anos de edad - Vicepresidente y Asesor Juridico*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Vicepresidente y Asesor Juridico de Janus Aspen Series. Vicepresidente, Asesor Juridico y Secretario de Janus Capital. Vicepresidente y Asesor Juridico de Janus Service Corporation, Janus Distributors, Inc., Janus Capital International, Ltd. y Janus International (UK) Limited. Consejero de Janus World Funds Plc. Anteriormente (1997-1998), Vicepresidente Ejecutivo y Asesor Juridico de Prudential Investments Fund Management LLC, Newark, NJ. Anteriormente (1994-1997), Vicepresidente y Asesor Juridico de Prudential Retirement Services, Newark, NJ.

*Persona interesada del Fideicomiso y de Janus Capital.
+La Srta. Young y la Srta. Hayes son hermanas.

Steven R. Goodbarn, 42 anos de edad - Vicepresidente y Director
Financiero Principal*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Vicepresidente y Director Financiero Principal de Janus Aspen Series. Vicepresidente de Finanzas, Tesorero y Director Financiero Principal de Janus Capital, Janus Service Corporation y Janus Distributors, Inc. Consejero de Janus Service Corporation, Janus Distributors, Inc. y Janus World Funds Plc. Consejero, Tesorero y Vicepresidente de Finanzas de Janus Capital International Ltd y Janus International
           (UK) Limited. Anteriormente (mayo de 1992 a enero de 1996), Tesorero del Janus Investment Fund y Janus Aspen Series.

Kelley Abbott Howes, 34 anos de edad -- Vicepresidente y Secretario*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Vicepresidente y Secretario de Janus Aspen Series Vicepresidente y Director Juridico Asistente de Janus Capital. Vicepresidente de Janus Distributors, Inc. Vicepresidente Asistente de Janus Service Corporation.

Glenn P. O'Flaherty, 41 anos de edad -- Tesorero y Director Contable Principal* 100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
           Tesorero y Director Contable Principal de Janus Aspen Series. Vicepresidente de Janus Capital. Anteriormente (1991-1997), Director de Contabilidad de Fondos, Janus Capital.

*Persona interesada del Fideicomiso y de Janus Capital.

Los Administradores Fiduciarios son responsables de decisiones importantes relativas al objetivo, las politicas y las tecnicas de cada Fondo. Los Administradores Fiduciarios supervisan tambien la operacion de los Fondos por parte de sus funcionarios y analizan las decisiones de inversion de los funcionarios, aunque no participen activamente o con regularidad en la toma de tales decisiones.

El Comite Ejecutivo del Fideicomiso tendra y podra ejercer todas las facultades y autoridad de los Administradores Fiduciarios con excepcion de asuntos que requieran accion por parte de los Administradores Fiduciarios de conformidad con los Estatutos del Fideicomiso o el Acuerdo y la Declaracion del Fideicomiso, la ley de Massachusetts o la Ley de 1940.

La tabla a continuacion muestra la remuneracion total devengada por y pagada a cada Administrador Fiduciario por los Fondos descritos en esta DIA y todos los fondos asesorados y patrocinados por Janus Capital (colectivamente, los Fondos Janus) para los periodos indicados. Ninguno de los Administradores Fiduciarios recibe beneficio de pension o jubilacion alguno de los Fondos o de los Fondos Janus.




                                                                           Compensacion total de     Remuneracion total de los
                                                                          los Fondos para el ano     Fondos Janus para el ano
                                                                           fiscal finalizado el      calendario finalizado el
Nombre de persona, cargo                                                   31 de octubre de 1999     31 de diciembre de 1999**
------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Presidente del Consejo y Administrador Fiduciario*             U.S.$ 0                     U.S.$0
James P. Craig, Administrador Fiduciario*                                        U.S.$ 0                     U.S.$0
William D. Stewart, Administrador Fiduciario                                   U.S.$58,267               U.S.$107,333
Gary O. Loo, Administrador Fiduciario                                          U.S.$53,505               U.S.$107,333
Dennis B. Mullen, Administrador Fiduciario                                     U.S.$49,911               U.S.$107,333
Martin H. Waldinger, Administrador Fiduciario                                  U.S.$55,811               U.S.$107,333
James T. Rothe, Administrador Fiduciario                                       U.S.$53,505               U.S.$107,333


* Una persona interesada de los Fondos y de Janus Capital. Remunerado por Janus Capital y no por los Fondos.

** Al 31 de diciembre de 1999, los Fondos Janus consistian en dos companias de inversiones registradas que comprendian un total de 32 fondos.

COMPRA DE VALORES
--------------------------------------------------------------------------------

Las acciones de los Fondos se venden al proximo valor neto patrimonial por accion determinado al cierre de la sesion de operaciones normal de la Bolsa de Valores de Nueva York (New York Stock Exchange, NYSE) que ocurra despues de que una orden de compra sea recibida y aceptada por un Fondo. La Seccion del Manual del Accionista en el Prospecto contiene informacion detallada acerca de la compra de acciones.

Determinacion del Valor Neto Patrimonial

Como se indica en los Prospectos, el valor neto patrimonial ("VNP") de las acciones del Fondo se determina una vez cada dia en el que la NYSE este abierta, al cierre de su sesion regular de operaciones (normalmente a la 4:00 p.m., hora de Nueva York, de lunes a viernes). Como se indico en el Prospecto, el VNP de las acciones del Fondo no se determina en los dias en que la NYSE esta cerrada (por lo general, el Dia de Ano Nuevo, el Dia de Martin Luther King, el Dia de los Presidentes, Viernes Santo, el Dia Conmemorativo de los Caidos (Memorial
Day), el Dia de la Independencia, el Dia del Trabajo, el Dia de Accion de Gracias (Thanksgiving) y la Navidad). El VNP por accion de cada Fondo se determina dividiendo el valor total de los valores y otros activos, menos los pasivos de un Fondo, entre el numero total de acciones en circulacion. Al determinar el VNP, los valores cotizados en una Bolsa, el Mercado Nacional de NASDAQ y los mercados extranjeros se valoran a los precios de cierre en tales mercados, o si tal precio no se encuentra disponible para el periodo de operaciones inmediatamente anterior a la hora de determinacion, tales valores se valoran a su precio de oferta actual ("current bid price"). Los valores municipales mantenidos por los Fondos se negocian principalmente en el mercado extrabursatil ("over the counter"). Las valoraciones de tales valores son suministradas por uno o mas servicios de fijacion de precios empleados por los Fondos y se basan en un sistema de matriz computarizado o evaluaciones obtenidas por un servicio de fijacion de precios, en cada caso en base a informacion con respecto a transacciones de mercado y cotizaciones de agentes reconocidos de valores municipales. Otros valores que se cotizan en el mercado extrabursatil ("over the counter") son valorados a sus precios de oferta de cierre. Los valores extranjeros y las divisas son convertidas a dolares de EE.UU. utilizando el tipo de cambio en vigor al cierre de la NYSE. Cada Fondo determinara el valor de mercado de los valores individuales que mantiene, utilizando precios suministrados por uno o mas servicios de fijacion de precios profesionales que pueden proporcionar precios de mercado a otros fondos, o, segun sea necesario, obteniendo cotizaciones de mercado de corredores-agentes de cambio y bolsa independientes. Los valores a corto plazo que venzan dentro de 60 dias se valoran en base al costo amortizado. Los valores para los cuales las cotizaciones no se encuentran facilmente disponibles, y otros activos, se valoran a precios justos determinados de buena fe conforme a procedimientos establecidos por y bajo la supervision de los Administradores Fiduciarios.

La compraventa de valores en las bolsas de valores y los mercados extrabursatiles ("over the counter") de Europa y el Lejano Oriente se termina normalmente mucho antes del cierre de operaciones de cada dia habil en Nueva York (o sea, un dia en que la NYSE esta abierta). Asimismo, es posible que la compraventa de valores en Europa y el Lejano Oriente en general, o en un pais o paises determinados no tome lugar durante todos los dias habiles en Nueva York. Aun mas, la compraventa en mercados japoneses se efectua en algunos sabados y en diversos mercados extranjeros en dias que no son dias habiles en Nueva York y en los cuales el VNP de un Fondo no se calcula. Un Fondo calcula su VNP por accion y, por lo tanto, el mismo efectua ventas, redenciones y recompras de sus acciones, con efecto al cierre de la NYSE una vez al dia en los dias en que la NYSE esta abierta. Dicho calculo no puede efectuarse al mismo tiempo que la determinacion de los precios de los valores extranjeros en cartera utilizados en tal calculo.

Reinversion de Dividendos y Distribuciones

Si los inversionistas no eligen por escrito o por telefono recibir sus dividendos y distribuciones en efectivo, todos los dividendos de ingreso y las distribuciones de las ganancias de capital, si las hubiere, derivadas de las acciones de un Fondo son reinvertidas automaticamente en acciones adicionales de ese Fondo al VNP determinado en la fecha de pago. Normalmente, los cheques de dividendos y distribuciones en efectivo y las confirmaciones de las reinversiones se envian por correo a los accionistas dentro de los diez dias posteriores a la fecha de registro. Cualquier eleccion de la manera en que un accionista desea recibir los dividendos y las distribuciones (misma que se podra hacer en el formulario de Solicitud de Cuenta Nueva o por telefono) se aplicara a dividendos y distribuciones cuyas fechas de registro caigan en la fecha en que un Fondo reciba tal aviso o con posterioridad a la misma. Cualesquier cambios que se hagan a las opciones de reparticion deben ser recibidos por lo menos tres dias antes de la fecha de registro para que surtan sus efectos para tal fecha. Los inversionistas que reciben distribuciones y dividendos en efectivo pueden elegir por escrito o por telefono cambiar de vuelta a la reinversion automatica en cualquier momento.

LIQUIDACION DE ACCIONES
--------------------------------------------------------------------------------

Los procedimientos para la liquidacion de acciones se presentan en la seccion del Manual del Accionista en los Prospectos. Normalmente, las acciones se liquidan en efectivo, aunque cada Fondo se reserva el derecho de liquidar algunas o todas sus acciones en especie, en circunstancias inusuales, con el fin de proteger los intereses del resto de los accionistas, o para darle cabida a una solicitud de un determinado accionista que no afecte desfavorablemente al interes del resto de los accionistas, mediante la entrega de valores seleccionados de sus activos a su discrecion. Sin embargo, los Fondos son regidos por la Regla 18f-1 conforme a la Ley de 1940, la cual exige que cada Fondo liquide sus acciones exclusivamente en efectivo hasta por la suma que resulte menor entre U.S. $250,000 o el 1% del VNP del Fondo durante cualquier periodo de 90 dias por un solo accionista en particular. Si las redenciones de cualquier accionista exceden tal limitacion, un Fondo tendra la opcion de liquidar el exceso en efectivo o en especie. Si las acciones se liquidan en especie, el accionista que liquida podria incurrir en costos de intermediacion al convertir los activos a efectivo. El metodo de valorar los valores utilizado para hacer redenciones en especie sera igual al metodo de valorar valores en cartera descrito en "Compra de Acciones-- Determinacion del Valor Neto Patrimonial" y tal valoracion se hara al mismo tiempo en que se determine el precio de liquidacion.

El derecho de exigir que los Fondos liquiden sus acciones podra ser suspendido,
o la fecha de pago podra ser aplazada, cuando (1) la compraventa en la NYSE esta restringida, segun lo determine la SEC, o la NYSE esta cerrada con excepcion de dias feriados y fines de semana, (2) la SEC permite tal suspension y asi lo ordene, o (3) exista una emergencia segun lo determine la SEC de manera que la enajenacion de valores o la determinacion del VNP no sea razonablemente efectuable.

CUENTAS DE LOS ACCIONISTAS
--------------------------------------------------------------------------------

En los Prospectos se presenta informacion detallada sobre los procedimientos generales de las cuentas de los accionistas y tipos especificos de cuentas. Se pueden obtener solicitudes para tipos especificos de cuentas llamando a los Fondos al 1-800-525-3713, o escribiendo a los Fondos a P.O. Box 173375, Denver, Colorado 80217-3375.

Transacciones por Telefono y el Sitio en Internet

Como se indica en los Prospectos, los accionistas pueden iniciar diversas transacciones por telefono y en nuestro sitio en Internet. Los Fondos, su agente de transferencias y su distribuidor no aceptan ninguna responsabilidad por la autenticidad de instrucciones recibidas por telefono y en el sitio en Internet. Tales entidades emplearan procedimientos razonables para confirmar que las instrucciones comunicadas por telefono y en el sitio en Internet sean autenticas. Tales procedimientos podran incluir, entre otros, exigir la identificacion personal antes de actuar conforme a instrucciones por telefono y en el sitio en Internet, proveer confirmacion por escrito de las transacciones hechas por telefono y en el sitio en Internet y grabar las conversaciones telefonicas.

Redenciones Sistematicas

Como se indica en la seccion del Manual del Accionista de los Prospectos, si usted tiene una cuenta normal o es elegible para distribuciones de un plan de jubilacion, puede establecer una opcion de liquidacion sistematica. Los pagos se haran con el producto de las redenciones periodicas de acciones en la cuenta, al VNP. Dependiendo del tamano o la frecuencia de los desembolsos que se soliciten, y la fluctuacion en el valor de la cartera de un Fondo, las redenciones con el objeto de hacer efectivo tales desembolsos pueden reducir, incluso agotar, el saldo de cuenta del accionista. Cualquier inversionista o un Fondo podran, mediante aviso por escrito al otro, dar por terminada la opcion de liquidacion sistematica del inversionista en cualquier momento sin penalidad.

Se puede obtener informacion acerca de los requisitos para establecer una opcion de liquidacion sistematica escribiendo o llamando a los Fondos a la direccion o al numero de telefono senalados previamente.

CUENTAS CON DIFERIMIENTO DE IMPUESTOS
--------------------------------------------------------------------------------

Los Fondos ofrecen varios tipos diferentes de cuentas con diferimiento de impuestos que un inversionista puede establecer para invertir en acciones de los Fondos, dependiendo de las reglas prescritas por el Codigo. Las cuentas de jubilacion individual ("Individual Retirement Accounts" o "IRA") tradicionales y Roth pueden ser utilizadas por la mayoria de individuos que tienen remuneracion tributable. Los planes de pension simplificados para empleados ("Simplified Employee Pension" o "SEP") y los planes de contribucion definida (planes de participacion en utilidades o planes de pension de compra de dinero) pueden ser utilizados por la mayoria de los empleadores, incluyendo sociedades anonimas, sociedades colectivas o empresas unipersonales, en beneficio de los propietarios de los negocios y de sus empleados. Las cuentas IRA para la educacion permiten que individuos, con sujecion a ciertas limitaciones de ingreso, contribuyan hasta U.S. $500 cada ano a nombre de cualquier nino de menos de 18 anos de edad. Asimismo, los Fondos ofrecen un plan conforme a la Seccion 403(b)(7) para empleados de organizaciones educacionales y otras organizaciones calificadas exentas de impuestos. Los inversionistas deben consultar con su asesor de impuestos o asesor juridico antes de seleccionar una cuenta con diferimiento de impuestos.

Las contribuciones bajo las cuentas IRA tradicionales y Roth, las cuentas IRA para la educacion, los SEP, los planes de contribucion definida y los planes conforme a la Seccion 403(b)(7) estan sujetos a limitaciones de contribucion especificas. Por lo general, tales contribuciones pueden ser invertidas conforme a las instrucciones del participante. Entonces, la inversion es mantenida por Investors Fiduciary Trust Company en calidad de custodio. Se cobra a la cuenta de cada participante un cargo anual de U.S.$12 por cada numero de identificacion de contribuyente sin importar cuantas cuentas con diferimiento de impuestos el participante tenga con Janus. El custodio se reserva el derecho de cambiar el monto de este cargo o de dispensarlo total o parcialmente para ciertos tipos de cuentas.

Las distribuciones de cuentas con diferimiento de impuestos podran estar sujetas al impuesto sobre la renta ordinaria y podran estar sujetas a un impuesto adicional del 10% si se retiran antes de la edad de 59 1/2 anos o se utilizan para un fin que no califique. Asimismo, por lo general, los accionistas deben comenzar a retirar activos de planes de jubilacion a mas tardar el 1o de abril del ano despues de que alcancen la edad de 70 1/2 anos. Se podran aplicar varias excepciones a estas reglas generales, y existen varios metodos para determinar el monto y el momento de la reparticion anual minima (si la hubiere). Los accionistas deben consultar con su asesor de impuestos o su asesor juridico antes de recibir cualquier reparticion de cualquier cuenta con diferimiento de impuestos, para determinar el impacto del impuesto sobre la renta ordinaria de tal reparticion o distribucion.

Para recibir informacion adicional sobre las cuentas IRA tradicionales y Roth, los SEP, los planes de contribucion definida y los planes conforme a la Seccion 403(b)(7) junto con los materiales necesarios para establecer una cuenta, por favor, llame a los Fondos al 1-800-525-3713 o escriba a los Fondos a P.O. Box 173375, Denver, Colorado 80217-3375. No se puede hacer ninguna contribucion a una cuenta tradicional o Roth, un SEP, un plan de contribucion definida o un plan conforme a la Seccion 403(b)(7) hasta que los formularios apropiados para establecer cualquiera de estos planes hayan sido completados.

DIVIDENDOS DE INGRESO, DISTRIBUCIONES DE GANANCIAS DE CAPITAL Y CATEGORIZACION TRIBUTARIA
--------------------------------------------------------------------------------

Es politica de los Fondos hacer distribuciones de practicamente todos sus ingresos de inversion y cualesquiera ganancias de capital materializadas netas. Cualesquiera ganancias de capital materializadas durante cada ano fiscal finalizado el 31 de octubre, segun se definen en el Codigo, se declararan y seran pagaderas a los accionistas normalmente en diciembre. El Janus Fund, el Janus Enterprise Fund, el Janus Mercury Fund, el Janus Olympus Fund, el Janus Special Situations Fund, el Janus Strategic Value Fund, el Janus Global Life Sciences Fund y el Janus Worldwide Fund declaran y hacen distribuciones anuales de ingreso (si las hubiere); el Janus Equity Income Fund, el Janus Balanced Fund y el Janus Growth and Income Fund declaran y hacen distribuciones trimestrales de ingreso y el Janus Flexible Income Fund, el Janus High-Yield Fund, el Janus Federal Tax-Exempt Fund y el Janus Short-Term Bond Fund declaran dividendos a diario y hacen distribuciones de ingreso mensualmente. Si un mes comienza el dia sabado, domingo o un dia feriado, los dividendos para Fondos de dividendos diarios para esos dias son declarados al final del mes anterior. El Janus Federal Tax-Exempt Fund utilizara el "metodo anual promedio" para determinar el porcentaje designado de cada reparticion que esta exenta de impuestos. Conforme a este metodo, el porcentaje de ingreso designado como exento de los impuestos se basa en el porcentaje del ingreso exento de los impuestos devengada para cada periodo anual, y podra ser sustancialmente diferente al ingreso del Fondo que estuvo exenta de los impuestos durante cualquier periodo mensual. Los Fondos se proponen calificar como companias de inversion reguladas satisfaciendo ciertos requisitos prescritos por el Subcapitulo M del Codigo. Por lo tanto, un Fondo no invertira mas del 25% de sus activos totales en una sola entidad emisora (que no sean valores del gobierno de los EE.UU.).

Los Fondos pueden comprar valores de ciertas empresas extranjeras que sean consideradas companias de inversion extranjeras pasivas por el IRS. Con el objeto de evitar los impuestos y los intereses que deben ser pagados por los Fondos si estos instrumentos son rentables, los Fondos podran hacer varias elecciones permitidas por las leyes tributarias. Sin embargo, estas elecciones podrian exigir que los Fondos reconozcan rentas tributables, los que a su vez deberan ser repartidos.

Algunos valores extranjeros comprados por los Fondos podran estar sujetos a impuestos extranjeros, lo que podria reducir el rendimiento sobre tales valores. Se preve que el monto de tales impuestos extranjeros sera insignificante. Los Fondos podran hacer la eleccion permitida bajo la seccion 853 del Codigo de un ano a otro para traspasar tales impuestos a los accionistas, cada uno de los cuales decidiria deducir tales impuestos o reclamar un credito por impuestos extranjeros. Si no se hace tal eleccion, los impuestos extranjeros pagados o acumulados representaran un gasto para cada Fondo que reducira el ingreso aplicable para propositos de impuestos de compania de inversion.

ACCIONISTAS PRINCIPALES
--------------------------------------------------------------------------------

Al 7 de enero del 2000, los funcionarios y Administradores Fiduciarios de los Fondos, colectivamente, poseian menos del 1% de las acciones en circulacion de cada uno de los Fondos. Asimismo, al 7 de enero del 2000, Charles Schwab & Co., Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94104-4122 y National Financial Services Co. ("National Financial"), P.O. Box 3908, Church Street Station, New York, NY 10008-3908, eran titulares registrados de 5% o mas de las acciones en circulacion de los Fondos, segun se muestra a continuacion:



Nombre del fondo                                           Mantenidas por Schwab
--------------------------------------------------------------------------------
Janus Fund......................................................  14.22%
Janus Enterprise Fund...........................................  17.27%
Janus Mercury Fund..............................................  16.25%
Janus Olympus Fund..............................................  21.79%
Janus Special Situations Fund...................................  17.13%
Janus Growth and Income Fund....................................  18.26%
Janus Balanced Fund.............................................  22.41%
Janus Equity Income Fund........................................  20.43%
Janus Worldwide Fund............................................  23.22%
Janus Global Life Sciences Fund.................................  23.98%
Janus Flexible Income Fund......................................  33.02%
Janus High-Yield Fund...........................................  29.63%
Janus Short-Term Bond Fund......................................  11.92%

                                                               Mantenidas por
Nombre del fondo                                             National Financial
--------------------------------------------------------------------------------
Janus Enterprise Fund...........................................   8.72%
Janus Mercury Fund..............................................   9.46%
Janus Olympus Fund..............................................  12.88%
Janus Special Situations Fund...................................   9.36%
Janus Growth and Income Fund....................................   9.50%
Janus Balanced Fund.............................................   8.70%
Janus Equity Income Fund........................................  13.01%
Janus Worldwide Fund............................................  10.29%
Janus Global Life Sciences Fund.................................   3.37%
Janus Flexible Income Fund......................................  11.08%
Janus High-Yield Fund...........................................   7.60%

     Segun la informacion suministrada por Schwab y National Financial, esta titularidad es solo por nominatario y no representa una titularidad beneficiosa de tales acciones, ya que no tienen discrecion de inversion o facultad de voto con respecto a tales acciones.

     Asimismo, al 7 de enero del 2000, mas del 5% de las acciones en circulacion de los siguientes Fondos eran propiedad registrada de los accionistas que se indican a continuacion:


                                         Accionista y                     Porcentaje
     Fondo                           direccion registrada                de propiedad
     --------------------------------------------------------------------------------
     Janus Worldwide Fund            FIIOC                                   7.47%
                                     100 Magellan Way
                                     Covington, KY 41015-1987

     Janus Enterprise Fund           FIIOC                                   5.50%
                                     100 Magellan Way
                                     Covington, KY 41015-1987
                                     Merrill Lynch Trust Co.                 5.72%
                                     265 Davidson Ave. 4th Fl.
                                     Somerset, NJ 08873-4120

     Janus High-Yield Fund           Donaldson Lufkin & Jenrette             8.15%
                                       Securities Corp.
                                     P.O. Box 2052
                                     Jersey City, NJ 07303
     --------------------------------------------------------------------------------

     No es del conocimiento de los Fondos, que ningun otro accionista tuviera posesion de mas del 5% de las acciones en circulacion de cualquier Fondo al 7 de enero del 2000.

INFORMACION MISCELANEA
-------------------------------------------------------------------------------

Cada Fondo es una serie del Fideicomiso, un fideicomiso comercial de Massachusetts que fue creado el 11 de febrero de 1986. El Fideicomiso es una compania de inversion abierta registrada conforme a la Ley de 1940. A la fecha de esta DIA, el Fideicomiso ofrece 22 series distintas, tres de las cuales ofrecen actualmente tres clases de acciones. El 16 de junio de 1986, el Fideicomiso asumio todos los activos y pasivos de su empresa predecesora, Janus Fund, Inc., la cual fue constituida conforme a las leyes de Maryland el
18 de septiembre de 1968. Todas las referencias en esta DIA al Janus Fund y toda la informacion financiera y de otra indole acerca del Janus Fund con anterioridad al 16 de junio de 1986, son referencias al antiguo Janus Fund, Inc.; toda referencia posterior al 16 de junio de 1986 es una referencia a la serie Janus Fund del Fideicomiso.

El 7 de agosto de 1992, en una reorganizacion libre de impuestos, el Fideicomiso asumio todos los activos y pasivos de la serie Janus Flexible Income Fund de la Janus Income Series, un fideicomiso comercial separado de Massachusetts que fue creado el 28 de mayo de 1986. Los accionistas recibieron acciones de la serie del Fideicomiso equivalentes tanto en numero como en el valor neto patrimonial a sus acciones de la entidad predecesora. En relacion con la reorganizacion, el Janus Flexible Income Fund cambio el final de su ano fiscal del 31 de diciembre al 31 de octubre. Toda referencia en esta DIA al Janus Flexible Income Fund y toda informacion financiera y de otra indole acerca del Janus Flexible Income Fund con anterioridad al 7 de agosto de 1992, es una referencia a la entidad predecesora; toda referencia posterior al 7 de agosto de 1992 es una referencia a las respectivas series del Fideicomiso.

Janus Capital se reserva el derecho al nombre "Janus". En caso de que Janus Capital no siga proporcionando asesoramiento de inversiones a los Fondos, los Fondos deben dejar de utilizar el nombre "Janus" tan pronto como sea razonablemente practicable.

Conforme a la ley de Massachusetts, los accionistas de los Fondos podrian, en ciertas circunstancias, ser considerados responsables de las obligaciones de su Fondo. Sin embargo, la Declaracion de Fideicomiso rechaza la responsabilidad de los accionistas por actos u obligaciones de los Fondos y exige que un aviso de esta exoneracion de responsabilidad se incluya en cada acuerdo, obligacion o instrumento celebrado o suscrito por los Fondos o los Administradores Fiduciarios.

La Declaracion de Fideicomiso dispone tambien la indemnizacion de los activos de los Fondos de toda perdida y todo gasto de cualquier accionista de los Fondos considerado responsable por las obligaciones de su Fondo. Por lo tanto, el riesgo de que un accionista incurra en una perdida financiera debido a su responsabilidad como accionista de uno de los Fondos esta limitado a circunstancias en las cuales su Fondo no pudiera cumplir con sus obligaciones. La posibilidad de que estas circunstancias ocurrieran es remota. Los Administradores Fiduciarios se proponen dirigir las operaciones de los Fondos para evitar, en la medida de lo posible, la responsabilidad de los accionistas para con el Fondo.


Acciones del Fideicomiso

El Fideicomiso esta autorizado para emitir un numero ilimitado de acciones de interes patrimonial con un valor nominal de un centavo por accion para cada serie del Fideicomiso. Las acciones de cada Fondo estan pagados por completo y no son gravables cuando se emiten. Todas las acciones de un Fondo participan en partes iguales en los dividendos y otras distribuciones de tal Fondo, y en activos residuales de ese Fondo, en caso de su liquidacion. Las acciones de cada Fondo no tienen derechos de prioridad en la compra, conversion o suscripcion. Las acciones de cada Fondo pueden ser transferidas por endoso o poder de accion, segun lo acostumbrado, pero un Fondo no tiene la obligacion de reconocer transferencia alguna hasta que haya sido consignada en sus libros.


Asambleas de Accionistas

El Fideicomiso no se propone celebrar asambleas de accionistas anuales. Sin embargo, se pueden convocar asambleas especiales para un Fondo especifico o para el Fideicomiso en su conjunto para fines tales como para elegir o remover Administradores Fiduciarios, terminar o reconstituir el Fideicomiso, cambiar las politicas fundamentales o para cualquier otro fin que exija un voto de los accionistas conforme a la Ley de 1940. Cada Fondo celebra votaciones separadas solo si un asunto afecta o exige el voto exclusivamente de ese Fondo o el interes del Fondo en el asunto es diferente al interes de otras carteras en el Fideicomiso. Como accionista, usted tiene derecho a un voto por cada accion que posea.

DERECHOS DE VOTO

Los Administradores Fiduciarios actuales fueron elegidos en una asamblea de accionistas celebrada el 10 de julio de 1992, con la excepcion del Sr. Craig y el Sr. Rothe, quienes fueron designados por los Administradores Fiduciarios el 30 de junio de 1995 y el 1(o) de enero de 1997, respectivamente. Conforme a la Declaracion de Fideicomiso, cada Administrador Fiduciario seguira ocupando su cargo hasta la terminacion del Fideicomiso o hasta su fallecimiento, jubilacion, renuncia, quiebra, incapacidad o remocion. Las vacantes seran cubiertas por la mayoria del resto de los Administradores Fiduciarios, con sujecion a la Ley de 1940. Por lo tanto, normalmente, no se celebraran asambleas anuales u ordinarias de los accionistas, a menos que la Declaracion de Fideicomiso o la Ley de 1940 exijan lo contrario. Con sujecion a lo anterior, los accionistas tienen la facultad de votar para elegir o remover a Administradores Fiduciarios, para dar por terminado o reconstituir su Fondo, para modificar la Declaracion de Fideicomiso, para entablar ciertas acciones derivadas y con respecto a cualesquier otros asuntos para los cuales un voto de los accionistas es exigido por la Ley de 1940, la Declaracion de Fideicomiso, los Estatutos del Fideicomiso
o los Administradores Fiduciarios.

Como se menciona anteriormente en la "Asambleas de Accionistas", cada accion de cada serie del Fideicomiso tiene un voto (y votos fraccionarios para acciones fraccionarias). Las acciones de todas las series del Fideicomiso tienen derechos de voto no acumulativos, lo que quiere decir que los tenedores de mas del 50% de las acciones de una serie del Fideicomiso que votan para la eleccion de Administradores Fiduciarios pueden elegir el 100% de los Administradores Fiduciarios si optan por hacerlo y, en tal caso, los tenedores del resto de las acciones no podran elegir a ningun Administrador Fiduciario.

OPCION DE CARTERA MAESTRA/FONDO ALIMENTADOR

En el futuro, el Fideicomiso podria procurar lograr el objetivo de un Fondo invirtiendo todos los activos de ese Fondo en otra compania de inversion que tenga el mismo objetivo de inversion y sustancialmente las mismas politicas y restricciones de inversion que las que se aplican a ese Fondo. A menos que la ley exija lo contrario, esta politica podra ser implementada por los Administradores Fiduciarios sin la aprobacion de los accionistas.

CONTADORES INDEPENDIENTES

PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, contadores independientes para los Fondos, auditan los estados financieros anuales de los Fondos y preparan las declaraciones de impuestos de los mismos.

DECLARACION DE REGISTRO

El Fideicomiso ha presentado en la SEC, Washington, D.C., una Declaracion de Registro conforme a la Ley de Valores de 1933 y sus reformas, con respecto a los valores a los cuales esta DIA se refiere. Si se desea mayor informacion con respecto a los Fondos o tales valores, se debe hacer referencia a la Declaracion de Registro y los anexos presentados como parte de la misma.

INFORMACION DE DESEMPENO
-------------------------------------------------------------------------------

Las cotizaciones del rendimiento total anual promedio para un Fondo seran expresadas como el promedio de la tasa de rendimiento compuesta anual de una inversion hipotetica en tal Fondo durante periodos de 1, 5 y 10 anos (hasta la vida del Fondo). Estas son las tasas de rendimiento totales anuales que harian que el monto inicial invertido fuera equivalente al valor liquidable final. Estas tasas de rendimiento se calculan conforme a la siguiente formula:
P(1 + T)n = VLF (donde P = un pago inicial hipotetico de U.S. $1,000,
T = el rendimiento total anual promedio, n = el numero de anos y VLF = el valor liquidable final de un pago hipotetico de U.S. $1,000 efectuado al principio del periodo). Todas las cifras de rendimiento total reflejan la deduccion de una parte proporcional de los gastos del Fondo sobre bases anuales, y suponen que todos los dividendos y las distribuciones son reinvertidos cuando se pagan.

El rendimiento total anual promedio de cada Fondo, calculado al 31 de octubre de 1999, se muestra en la tabla a continuacion (con la excepcion del Janus Strategic Value Fund, el cual no habia iniciado operaciones al 31 de octubre e
1999):


                                      Fecha de        Numero de        Rendimiento total anual promedio
Nombre del fondo                   disponibilidad       meses        Un        Cinco      Diez      Vida del
                                   para la venta       de vida       ano       anos       anos       fondo
-------------------------------------------------------------------------------------------------------------

Janus Fund                            05/02/70           357        56.75%     26.81%     19.13     18.02%
Janus Enterprise Fund                 01/09/92            86       104.09%     27.21%      N/A      27.09%
Janus Mercury Fund                    03/05/93            78        86.02%     32.15%      N/A      30.69%
Janus Olympus Fund                    29/12/95            46        88.34%      N/A        N/A      39.46%
Janus Special Situations Fund         31/12/96            34        56.54%      N/A        N/A      36.04%
Janus Growth and Income Fund          15/05/91           101.5      49.59%     30.27%      N/A      23.10%
Janus Balanced Fund                   01/09/92            86        29.89%     21.18%      N/A      18.08%
Janus Equity Income Fund              28/06/96            40        47.22%      N/A        N/A      32.66%
Janus Worldwide Fund                  15/05/91           101.5      42.33%     22.78%      N/A      21.57%
Janus Global Life Sciences Fund       31/12/98            10         N/A        N/A        N/A      19.70%(1)
Janus Flexible Income Fund            07/07/87           148         1.75%      9.05%      8.82%     8.66%
Janus Federal Tax-Exempt Fund         03/05/93            78        (4.04%)     5.82%      N/A       4.34%
Janus High-Yield Fund                 29/12/95            46         6.34%      N/A        N/A      10.47%
Janus Short-Term Bond Fund            01/09/92            86         2.82%      5.80%      N/A       5.04%


(1) Rendimiento total acumulativo desde el 31 de diciembre de 1998 (inicio) hasta el 31 de octubre de 1999.

Las cotizaciones del rendimiento de un Fondo se basan en el rendimiento de inversion por accion devengada durante un determinado periodo de 30 dias (incluyendo dividendos, si los hubiere, e intereses), menos gastos acumulados durante el periodo ("ingreso neto de inversion"), y se calculan dividiendo el ingreso neto de inversion entre el valor neto patrimonial por accion en el ultimo dia del periodo, de acuerdo a la siguiente formula:

                        RENDIMIENTO = 2[(a - b + 1)exponent 6 -1]
                                      ---------------------------
                                                 cd

donde a = rendimiento de dividendos e intereses

      b = gastos acumulados para el periodo (descontados los reembolsos)

      c = numero diario promedio de acciones en circulacion durante el periodo en que tuvieran derecho a recibir dividendos

      d = valor neto patrimonial maximo por accion al ultimo dia del periodo

El rendimiento equivalente despues de tomar en cuenta los impuestos utilizado por el Janus Federal Tax-Exempt Fund es la tasa que un inversionista tendria que devengar de una inversion totalmente tributable despues de los impuestos, para ser equivalente al rendimiento libre de los impuestos del Fondo. Los rendimientos equivalentes despues de tomar en cuenta los impuestos se calculan dividiendo el rendimiento de un Fondo entre el resultado de uno menos una tasa de impuestos federal o federal y estatal combinada declarada. Si solo parte del rendimiento de un Fondo esta exenta de los impuestos, solo esa parte sera ajustada en el calculo. El Janus Federal Tax-Exempt Fund podra invertir una parte de sus activos en obligaciones que esten sujetas al impuesto sobre la renta federal. Cuando el Fondo invierte en estas obligaciones, su rendimiento equivalente despues de tomar en cuenta los impuestos seria mas bajo.

El rendimiento para el periodo de 30 dias finalizado el 31 de octubre de 1999 para los Fondos de Ingreso Fijo se muestra a continuacion:


Janus Flexible Income Fund                              7.48%
Janus Federal Tax-Exempt Fund                           5.48%
Janus High-Yield Fund                                   9.76%
Janus Short-Term Bond Fund                              6.32%

79

Periodicamente, en anuncios publicitarios o materiales de venta, los Fondos podran referirse a sus calificaciones de desempeno u otra informacion, segun sea publicada por servicios de calificacion estadistica reconocidos de fondos mutuos, incluyendo, sin limitacion, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal o Morningstar, Inc. ("Morningstar") o por publicaciones de interes general, tales como Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's o Smart Money. Los Fondos pueden tambien comparar su desempeno al de otros fondos mutuos selectos (por ejemplo, grupos de fondos del mismo tipo creados por Lipper o Morningstar), promedios de fondos mutuos o indicadores reconocidos de la bolsa de valores, incluyendo, sin limitacion, el Standard & Poor's Composite Stock Price Index, el Standard & Poor's 400 Midcap Index, el Dow Jones Industrial Average, el Lehman Brothers Government/Corporate Bond Index, el Lehman Brothers Government/Corporate
1-3 Year Bond Index, el Lehman Brothers Long Government/Corporate Bond Index, el Lehman Brothers Intermediate Government Bond Index, el Lehman Brothers Municipal Bond Index, el Russell 2000 Index y el indice compuesto de NASDAQ. Asimismo, los Fondos podran comparar su rendimiento total al rendimiento de obligaciones del Tesoro de los EE.UU. y al cambio porcentual en el Indice de Precios al Consumidor. El Janus Worldwide Fund puede tambien comparar su desempeno al desempeno de indicadores de mercados mundiales, como el Morgan Stanley International World Index. Tales calificaciones o comparaciones de desempeno pueden hacerse con fondos que pueden tener diferentes restricciones, objetivos, politicas o tecnicas de inversion que los Fondos y tales otros fondos
o indicadores de mercado podran comprender valores que difieren de manera significativa de las inversiones de los Fondos.

ESTADOS FINANCIEROS
--------------------------------------------------------------------------------
Por este medio, los siguientes estados financieros auditados para el periodo finalizado el 31 de octubre de 1999, se incorporan a esta DIA por referencia a los Informes Anuales de los Fondos de fecha 31 de octubre de 1999 (con la excepcion del Janus Strategic Value Fund , el cual no habia comenzado sus operaciones al 31 de octubre de 1999).

DOCUMENTOS INCORPORADOS POR REFERENCIA A LOS INFORMES ANUALES:

Programas de Inversion al 31 de octubre de 1999

Estados de Operaciones para el periodo finalizado el 31 de octubre de 1999

Estados de Activos y Pasivos al 31 de octubre de 1999

Estado de Cambios en el Activo Neto para los periodos finalizados el 31 de octubre de 1999 y 1998

Datos Financieros mas Importantes para cada uno de los periodos indicados

Notas a los Estados Financieros

Informes de los Contadores Independientes

Las partes de los Informes Anuales que no se enumeran especificamente con anterioridad no se incorporan por referencia a esta DIA y no son parte de la Declaracion de Registro.

APENDICE A
--------------------------------------------------------------------------------

EXPLICACION DE LAS CATEGORIAS DE CALIFICACION

     A continuacion se ofrece una descripcion de las calificaciones crediticias emitidas por las principales agencias de calificacion crediticia. Las calificaciones crediticias evaluan solo la seguridad de los pagos de capital e intereses, y no el riesgo de valor de mercado de valores de calidad mas baja. Es posible que las agencias de calificacion crediticia no actualicen con suficiente rapidez sus calificaciones para reflejar hechos acontecidos posteriormente. Aunque Janus toma en cuenta las calificaciones de valores al tomar decisiones de inversion, tambien lleva a cabo su propio analisis de inversion y no confia exclusivamente en las calificaciones asignadas por las agencias de credito.

STANDARD & POOR'S
RATING SERVICES


     CALIFICACION DE BONOS
--------------------------------------------------------------------------------
     Grado de Inversion

     AAA:.......................... La mas alta calificacion; capacidad extremadamente fuerte de pago del principal
                                    e intereses.

     AA:........................... Calidad alta; capacidad muy fuerte de pago del principal e intereses.

     A:............................ Capacidad fuerte de pago del principal e intereses; ligeramente mas susceptible a los
                                    efectos adversos de cambios en las
                                    circunstancias y condiciones economicas.

     BBB:.......................... Capacidad adecuada de pago de intereses y reintegro del principal. Si bien normalmente
                                    presentan parametros de proteccion adecuados,
                                    ciertas condiciones economicas adversas o
                                    cambios en las circunstancias tienen mayor
                                    probabilidad de disminuir la capacidad de
                                    pago de intereses y reintegro del principal
                                    que en bonos con calificacion mas alta.

     Sin Grado de Inversion
     BB, B, CCC, CC, C:............ Predominantemente especulativos en cuanto a su capacidad de pago de intereses y reintegro
                                    del principal de acuerdo con los terminos del
                                    bono. BB- el grado mas bajo de especulacion.
                                    C- el grado mas alto de especulacion. Las
                                    caracteristicas de calidad y proteccion
                                    importan menos que las grandes incertidumbres
                                    o exposiciones considerables de riesgo a
                                    condiciones adversas.

     D: ........................... Morosos

MOODY'S INVESTORS SERVICE, INC.

CALIFICACION DE BONOS         GRADO DE INVERSION
--------------------------------------------------------------------------------
Aaa:..........................La calidad mas alta; el grado de riesgo de inversion mas bajo
Aa:...........................Calidad alta; junto con los bonos Aaa, constituyen el grupo de bonos de alto grado.
A:............................Obligaciones de grado medio superior; muchos atributos de inversion favorables.
Baa:..........................Obligaciones de grado medio, no tienen ni una proteccion alta ni una garantia mala. Las
                              garantias de pago de los intereses y del
                              principal parecenser adecuadas por el momento,
                              pero es posible que falten ciertos elementos
                              protectores o que dichos elementos no sean de
                              confianza durante un periodo prolongado.

Sin Grado de Inversion
Ba:...........................Mas incertidumbre con elementos especulativos;
                              su futuro no puede considerarse debidamente
                              asegurado. La proteccion de los pagos de
                              intereses y del capital no es adecuada durante
                              epocas buenas y malas.
B:............................Carecen de las caracteristicas de una inversion deseable. La seguridad de pagos de intereses y
                              del capital o del mantenimiento de tros terminos
                              del contrato podria ser baja.
Caa:..........................Solvencia deficiente. Podran estar incumpliendo sus obligaciones de pago, elementos de peligro
                              con respecto a los pagos de capital e intereses.
Ca............................Especulativos en alta medida. Pueden encontrarse en incumplimiento o tienen otras deficiencias
                              notables.
C:............................La mas baja calificacion. Muy pocas probabilidades de jamas lograr una solvencia autentica.


Los valores sin calificacion seran tratados como valores sin grado de inversion a menos que un administrador de cartera determine que tales valores sean equivalentes a valores con grado de inversion. Los valores que hayan recibido calificaciones diferentes de mas de una agencia son considerados con grado de inversion si por lo menos una agencia hubiera calificado el grado de inversion del valor.

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